  As Filed with the Securities and Exchange Commission on February 18, 1998.

                                                               File No. 33-63731

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                            POST-EFFECTIVE AMENDMENT NO. 4
                                     TO FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                  SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2


A.   Exact name of trust: ICMG Registered Variable Life Separate Account One

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C. Complete address of depositor's principal executive offices: P.O. Box 2999 Hartford, CT 06104-2999


D.   Name and complete address of agent for service:

     Leslie T. Soler, Esq.
     Hartford Life
     P.O. Box 2999
     Hartford,  06104-2999

     It is proposed that this filing will become effective:

          ___  immediately upon filing pursuant to paragraph (b) of Rule 485
          ___  on ___________, 1998, pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _x_ on May 1, 1998, pursuant to paragraph (a)(1) of Rule 485

     If appropriate check the following:


          ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


E. Title and amount of securities being registered: Group Flexible Premium Variable Life Insurance Policies. Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of these group flexible premium variable life insurance policies. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 28, 1997.



F. Proposed maximum aggregate offering price to the public of the securities being registered: N/A



G.   Amount of filing fee: N/A


H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     1.             Cover page

     2.             Cover page

     3.             Not applicable

     4.             Hartford; Distribution of the Group Policy

     5.             Summary - The Separate Account

     6.             The Separate Account

     7.             Not required by Form S-6

     8.             Not required by Form S-6

     9.             Legal Proceedings

     10.            Summary; The Funds; Detailed Description of
                    Certificate Benefits and Provisions; Other Matters
                    - Voting Rights, Dividends

     11.            Summary; The Funds

     12.            Summary; The Funds


     13.            Deductions and Charges From Investment Value;
                    Distribution of the Group Policy; Federal Tax
                    Considerations


     14. Detailed Description of Certificate Benefits and Provisions - Enrollment for a Certificate


     15. Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments


     16.            The Funds; Detailed Description of Certificate
                    Benefits and Provisions - Allocation of Premium Payments

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     17.            Summary; Detailed Description of Certificate
                    Benefits and Provisions - Values Under the
                    Certificate, Surrender of the Certificate, The Right to Examine the Certificate


     18. The Funds; Detailed Description of Certificate Benefits and Provisions - Deductions and Charges From Investment Value; Federal Tax
                    Considerations


     19.            Other Matters - Statements to Owners

     20.            Not applicable

     21.            Detailed Description of Certificate Benefits and
                    Provisions - Loans

     22.            Not applicable


     23.            Safekeeping of the Separate Account Assets


     24.            Other Matters - Assignment

     25.            Hartford

     26.            Not applicable

     27.            Hartford

     28.            Hartford; Executive Officers and Directors

     29.            Hartford

     30.            Not applicable

     31.            Not applicable

     32.            Not applicable

     33.            Not applicable

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------
          34.       Not applicable


          35.       Distribution of the Group Policy


          36.       Not required by Form S-6

          37.       Not applicable


          38.       Distribution of the Group Policy




          39.       Hartford; Distribution of the Group Policy

          40.       Not applicable

          41.       Hartford; Distribution of the Group Policy

          42.       Not applicable

          43.       Not applicable


          44. Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments


          45.       Not applicable


          46. Detailed Description of Certificate Benefits and Provisions - Values Under the Certificate


          47.       The Funds

          48.       Cover page; Hartford

          49.       Not applicable

          50.       The Separate Account

          51.       Summary; Hartford; Detailed Description of
                    Certificate Benefits and Provisions

          52.       The Funds - General

          53.       Federal Tax Considerations

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

          54.       Not applicable

          55.       Not applicable

          56.       Not required by Form S-6

          57.       Not required by Form S-6

          58.       Not required by Form S-6

          59.       Not required by Form S-6

                                ENDEAVOUR I-SM-
                     GROUP FLEXIBLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                       HARTFORD, CONNECTICUT 06104-2999
[LOGO]                     TELEPHONE: 1-800-861-1408

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes a group flexible premium variable life insurance policy (the "Group Policies," and each individually a "Group Policy") and certificates of insurance (the "Certificates," and each individually a "Certificate") offered by Hartford Life and Annuity Insurance Company ("Hartford"). The Certificates are designed to provide lifetime insurance coverage to the Insured(s) named in the Certificates, and maximum flexibility in connection with premium payments and the Death Benefit, together with an opportunity to participate in the investment experience of ICMG Registered Variable Life Separate Account One. For a given amount of Death Benefit chosen, the Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition to the Initial Premium payment, additional premium payments are also allowed.



    Group Policies may be issued to a Participating Employer or to a trust that is adopted by a Participating Employer. Eligible employees of Participating Employers may own Certificates issued under their respective Participating Employer's Group Policy. The Owners possess all rights and interests under the Group Policy. The Owners are provided with the Certificates, which describe each Owner's rights, benefits, and options under the Group Policy.



    Sales agents can provide prospective purchasers with individualized sales illustrations which reflect all the fees and charges associated with the Certificate options selected.



    The Certificates provide for a Death Benefit, pursuant to which Death Proceeds are payable at the Insured's death. You may select one of two Death Benefit options. Death Benefit Option A is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Death Benefit Option B is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Variable Insurance Amount. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable.



    The Investment Value of a Certificate will also vary up or down to reflect the investment experience of the Investment Divisions to which Net Premiums have been allocated. The Owner bears the investment risk for all amounts so allocated.



    The Portfolios underlying the Investment Divisions presently are: the Hartford Capital Appreciation Fund, Inc., the Hartford Bond Fund, Inc. and the HVA Money Market Fund, Inc. of Hartford Funds; the Limited Maturity Bond Portfolio, the Balanced Portfolio and the Partners Portfolio of Neuberger & Berman Advisers Management Trust; the VIP High Income Portfolio, the VIP Equity-Income Portfolio and the VIP Overseas Portfolio of Variable Insurance Products Fund; the VIP II Asset Manager Portfolio of Variable Insurance Products Fund II; the Alger American Small Capitalization Portfolio and the Alger American Growth Portfolio of The Alger American Fund; the J.P. Morgan Bond Portfolio, the J.P. Morgan Equity Portfolio, the J.P. Morgan Small Company Portfolio and the J.P. Morgan International Equity Portfolio of J.P. Morgan Series Trust II; the Fixed Income Portfolio, the High Yield Portfolio, the Equity Growth Portfolio, the Value Portfolio, the Global Equity Portfolio and the Emerging Markets Equity Portfolio of Morgan Stanley Universal Funds, Inc.; and the EAFE-Registered Trademark- Equity Index Fund, Equity 500 Index Fund and the Small Cap Index Fund of the BT Insurance Funds Trust.


--------------------------------------------------------------------------------
IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------

THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE AVAILABLE UNDERLYING FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS               , 1998.

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 HARTFORD..............................................................    9
 THE SEPARATE ACCOUNT..................................................    9
 THE FUNDS.............................................................    9
   General.............................................................    9
     Hartford Funds....................................................   10
     Neuberger & Berman Advisers Management Trust......................   10
     Variable Insurance Products Fund and Variable Insurance Products
      Fund II..........................................................   10
     The Alger American Fund...........................................   10
     J.P. Morgan Series Trust II.......................................   10
     Morgan Stanley Universal Funds, Inc...............................   11
     BT Insurance Funds Trust..........................................   11
   The Portfolios......................................................   11
 DETAILED DESCRIPTION OF CERTIFICATE BENEFITS AND PROVISIONS...........   13
   General.............................................................   13
   Issuance of a Certificate...........................................   13
   Premiums............................................................   14
     Premium Payment Flexibility.......................................   14
     Allocation of Premium Payments....................................   14
     Accumulation Units................................................   14
     Accumulation Unit Values..........................................   15
     Premium Limitation................................................   15
   Values Under the Certificate........................................   15
   Surrender of the Certificate........................................   15
     Partial Withdrawals...............................................   15
   Transfers Among Investment Divisions................................   16
     Amount and Frequency of Transfers.................................   16
     Transfers To or from Investment Divisions.........................   16
     Asset Rebalancing.................................................   16
     Procedures for Telephone Transfer.................................   16
   Valuation of Payments and Transfers.................................   16
     Processing of Transactions........................................   17
   Loans...............................................................   17
     Loan Interest.....................................................   17
     Credited Interest.................................................   17
     Loan Repayments...................................................   17
     Termination Due to Excessive Debt.................................   17
     Effect of Loans on Investment Value...............................   17
   Death Benefit.......................................................   17
     Minimum Death Benefit Testing Procedures..........................   17
     Death Benefit Options.............................................   18
     Option Change.....................................................   18
     Payment Options...................................................   18
     Legal Developments Regarding Income Payments......................   19
     Beneficiary.......................................................   19
     Increases and Decreases in Face Amount............................   19
   Benefits at Maturity................................................   19
   Termination of Participation in the Group Policy....................   19
   Lapse and Reinstatement While the Group Policy Is In Effect.........   19
     Lapse and Grace Period............................................   19
     Reinstatement.....................................................   19
   Enrollment for a Certificate........................................   20

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
   The Right to Examine the Certificate................................   20
   Deductions from Premium.............................................   20
     Front-End Sales Load..............................................   20
     Premium Related Tax Charge........................................   20
     DAC Tax Charge....................................................   20
   Deductions and Charges from Investment Value........................   21
     Monthly Deduction Amount..........................................   21
   Mortality and Expense Risk Charge...................................   22
   Taxes...............................................................   22
 OTHER MATTERS.........................................................   22
   Additions, Deletions or Substitutions of Investments................   22
   Voting Rights.......................................................   22
   Our Rights..........................................................   23
   Statements to Owners................................................   23
   Limit on Right to Contest...........................................   23
   Misstatement as to Age or Sex.......................................   23
   Assignment..........................................................   23
   Dividends...........................................................   23
   Experience Credits..................................................   23
 SUPPLEMENTAL BENEFITS.................................................   23
   Maturity Date Extension Rider.......................................   23
 EXECUTIVE OFFICERS AND DIRECTORS......................................   24
 DISTRIBUTION OF THE GROUP POLICY......................................   28
 SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS............................   28
 FEDERAL TAX CONSIDERATIONS............................................   28
   General.............................................................   28
   Taxation of Hartford and the Separate Account.......................   28
   Income Taxation of Certificate Benefits.............................   28
   Modified Endowment Contracts........................................   29
   Diversification Requirements........................................   29
   Federal Income Tax Withholding......................................   30
   Other Tax Considerations............................................   30
 LEGAL PROCEEDINGS.....................................................   30
 EXPERTS...............................................................   30
 REGISTRATION STATEMENT................................................   30
 FINANCIAL STATEMENTS..................................................


             THE GROUP POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of an Investment Division.

ADJUSTABLE LOAN INTEREST RATE: The interest rate charged on Loans that is adjusted from time to time by Hartford. The method of calculation of the Adjustable Loan Interest Rate is described later in this Prospectus.

ATTAINED AGE: The Issue Age plus the period since the Coverage Date.


BENEFICIARY: The person so designated by the Owner in the Certificate.


CASH SURRENDER VALUE: The Cash Value, less Debt, less any charges accrued but not yet deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.

CERTIFICATE: The form evidencing and describing the Owner's rights, benefits, and options under the Group Policy. The Certificate will describe, among other things, (i) the benefits for the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Group Policy as they pertain to the Insured.

CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.


CHARGE DEDUCTION DIVISION: An Investment Division from which all charges are deducted if so designated in the Enrollment Form or later elected.

CODE: The Internal Revenue Code of 1986, as amended.


COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which Coverage Months and Coverage Years are determined.



COVERAGE MONTH(S): The 1-month period following the Coverage Date and each anniversary thereof.


COVERAGE YEAR(S): The 12 month period following the Coverage Date and each anniversary thereof.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company.

DEATH BENEFIT: The Death Benefit option in effect determines how the Death Benefit is calculated. The two Death Benefit options are described under "Detailed Description of Certificate Benefits and Provisions -- Death Benefit."


DEATH PROCEEDS: The Death Benefit less outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the Adjustable Loan Interest Rate.


ENROLLMENT FORM: The form required to be filled out prior to issuance of a Certificate. The specific form used will depend on the underwriting classification and plan design.


FACE AMOUNT: The minimum Death Benefit as long as the Certificate is in force. It is specified at issue and may be changed after issue on request, or due to a change in Death Benefit option or a partial withdrawal.


FUNDS: The registered open-end management investment companies in which assets of the Investment Divisions of the Separate Account may be invested. Currently, the Funds include: (i) Hartford Capital Appreciation Fund, Inc.; (ii) Hartford Bond Fund, Inc.; (iii) HVA Money Market Fund, Inc. ((i)-(iii) are each a "Hartford Fund" and collectively the "Hartford Funds" and are managed by HL Investment Advisors, Inc. ("HL Advisors")); (iv) Neuberger & Berman Advisers Management Trust ("Neuberger & Berman AMT"), managed by Neuberger & Berman Management Incorporated ("N&B Management"); (v) Variable Insurance Products Fund ("VIP"), managed by Fidelity Management & Research Company ("FMR"); (vi) Variable Insurance Products Fund II ("VIP II"), managed by FMR; (vii) The Alger American Fund ("Alger American Fund"), managed by Fred Alger Management, Inc. ("Alger Management"); (viii) J.P. Morgan Series Trust II ("J.P. Morgan Series Trust"), managed by J.P. Morgan Investment Management Inc. ("J.P. Morgan"); (ix) Morgan Stanley Universal Funds, Inc. ("MSUF"), managed by either Morgan Stanley Asset Management Inc. ("MSAM") or Miller Anderson & Sherrerd, LLP ("MAS"); and
(x) BT Insurance Funds Trust, managed by Bankers Trust Global Investment Management, a unit of Bankers Trust Company ("Bankers Trust").


GENERAL ACCOUNT: The assets of Hartford other than those allocated to the Separate Account.


GRACE PERIOD: The 61-day period, measured in calendar days, following the date We mail to the Owner notice that the Cash Surrender Value is insufficient to pay the charges due. Unless the Owner has given Us written notice of the termination in advance of the date of termination of any Certificate, insurance will continue in force during this period.



GROUP POLICY: The group flexible premium variable life insurance policy issued by Hartford and described in this Prospectus.



HARTFORD (ALSO REFERRED TO AS "WE," "US," "OUR"): Hartford Life and Annuity Insurance Company.


IN WRITING: In a written form satisfactory to Us.


INITIAL PREMIUM: The amount of premium initially payable shown in Your Certificate.



INSURED: The person on whose life the Certificate is issued. The Insured is identified in the Certificate.



INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund. The Separate Account currently offers 25 Investment Divisions: (i) the Hartford Capital Appreciation Investment Division, (ii) the Hartford Bond Investment Division,
(iii) the HVA Money Market Investment Division, (iv) the N&B AMT Limited Maturity Bond Investment Division, (v) the N&B AMT Balanced Investment Division,
(vi) the N&B AMT Partners Investment Division, (vii) the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


Fidelity VIP High Income Investment Division, (viii) the Fidelity VIP Equity-Income Investment Division, (ix) the Fidelity VIP Overseas Investment Division, (x) the Fidelity VIP II Asset Manager Investment Division, (xi) the Alger American Small Capitalization Investment Division, (xii) the Alger American Growth Investment Division, (xiii) the J.P. Morgan Bond Investment Division, (xiv) the J.P. Morgan Equity Investment Division, (xv) the J.P. Morgan Small Company Investment Division, (xvi) the J.P. Morgan International Opportunities Investment Division, (xvii) the MS Fixed Income Investment Division, (xviii) the MS High Yield Investment Division, (xix) the MS Equity Growth Investment Division, (xx) the MS Value Investment Division, (xxi) the MS Global Equity Investment Division, (xxii) the MS Emerging Markets Equity Investment Division, (xxiii) the BT EAFE-Equity Index Investment Division,
(xxiv) BT Equity 500 Index Investment Division, and (xxv) the BT Small Cap Index Investment Division.


INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.

ISSUE AGE: The Insured's age on the birthday nearest to the Coverage Date.

LOAN: Any amount borrowed against the Investment Value under a Certificate.


LOAN ACCOUNT: That portion of Hartford's General Account to which amounts are transferred as a result of a Loan. The Loan Account is credited with interest and does not participate in the investment experience of the Separate Account.


LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) the General Account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the Adjustable Loan Interest Rate actually charged, reduced by not more than 1%.


MATURITY DATE: The date on which an Insured's coverage matures as shown in the Certificate. We will pay the Cash Surrender Value, if any, if the Insured is living on the Maturity Date, upon surrender of the Certificate to Hartford.


MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.


NET AMOUNT AT RISK: The Death Benefit less the Cash Value.


NET PREMIUM: The amount of premium actually credited to the Investment
Divisions.

NYSE: The New York Stock Exchange.



OWNER (ALSO REFERRED TO AS "YOU" OR "YOUR"): The person or legal entity so designated in the Enrollment Form or as subsequently changed. The Owner may be someone other than the Insured. The Owner possesses all rights under the Group Policy with respect to the Certificate.


PARTICIPATING EMPLOYER: A participating employer, or a trust sponsored by a participating employer, to which Hartford issues the Group Policy described in this Prospectus.


PORTFOLIO: A Hartford Fund or a separate mutual fund, series or portfolio of the remaining Funds. There are currently 25 Portfolios available under the Group
Policy: the Hartford Capital Appreciation Fund, Inc., Hartford Bond Fund, Inc. and HVA Money Market Fund, Inc. of the Hartford Funds; the Limited Maturity Bond Portfolio ("N&B AMT Limited Maturity Bond Portfolio"), Balanced Portfolio ("N&B AMT Balanced Portfolio") and Partners Portfolio ("N&B AMT Partners Portfolio") of Neuberger & Berman AMT; the VIP High Income Portfolio, VIP Equity-Income Portfolio and VIP Overseas Portfolio of VIP, the VIP II Asset Manager Portfolio of VIP II; the Alger American Small Capitalization Portfolio and Alger American Growth Portfolio of Alger American Fund; the J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio of J.P. Morgan Series Trust; the Fixed Income Portfolio ("MS Fixed Income Portfolio"), High Yield Portfolio ("MS High Yield Portfolio"), Equity Growth Portfolio ("MS Equity Growth Portfolio"), Value Portfolio ("MS Value Portfolio"), Global Equity Portfolio ("MS Global Equity Portfolio"), and Emerging Markets Equity Portfolio ("MS Emerging Markets Equity Portfolio") of MSUF; the EAFE-Registered Trademark- Equity Index Fund ("BT EAFE" Equity Index Fund"), Equity 500 Index Fund ("BT Equity 500 Index Fund") and Small Cap Index Fund ("BT Small Cap Index Fund") of BT Insurance Funds Trust.


PRO RATA BASIS: An allocation method based on the proportion of the Investment Value in each Investment Division.

PROCESSING DATE(S): The day(s) on which We deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar day.

PROCESSING PERIOD: The period from the Coverage Date to the next Processing Date, and thereafter, the period from one Processing Date to the next.


SEC: U.S. Securities and Exchange Commission.


SEPARATE ACCOUNT: ICMG Registered Variable Life Separate Account One, an account established by Hartford to separate the assets funding the Group Policies from other assets of Hartford.


VALUATION DAY: Each business day that Hartford and each of the Funds value their respective investment portfolios, unless the Certificate indicates otherwise. A business day is any day the NYSE is open for trading or any day the SEC requires mutual funds, unit investment trusts or other investment portfolios to be valued. The value of the Separate Account is determined at the close of the NYSE (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.


VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.



VIP: Variable Insurance Products Fund.



VIP II: Variable Insurance Products Fund II.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    SUMMARY

                                THE GROUP POLICY


    The Group Policies, and the Certificates, offered by this Prospectus are funded by the Separate Account, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account has 25 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds.



    Depending upon the state of issuance of Your Certificate and the applicable provisions of Your Certificate, Your initial Net Premium will, when Your Certificate is issued, either be (1) invested in the HVA Money Market Investment Division during the right to examine period or (2) invested immediately in Your chosen Investment Divisions, upon Our receipt thereof. IF YOUR INITIAL NET PREMIUM IS INVESTED IMMEDIATELY IN YOUR CHOSEN INVESTMENT DIVISIONS, YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate. You must fill out and send Us the appropriate form In Writing or comply with other designated Hartford procedures if You would like to change how subsequent Net Premiums are allocated. See "Allocation of Premium Payments," page 14.



    Pursuant to the Certificates, each selected Investment Division is credited with Accumulation Units and each selected Investment Division's assets are invested in the applicable underlying Portfolio. Subject to certain restrictions, an Owner may transfer amounts among the available Investment Divisions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Among Investment Divisions," page 16.



    The Group Policies are first and foremost life insurance policies and the Certificates evidencing an Owner's interest in the Group Policies provide for death benefits, cash values, and other features traditionally associated with life insurance. The Group Policies are "flexible premium" because, once the desired level and pattern of the Death Benefit have been determined, a purchaser has considerable flexibility in the selection of the timing and amount of premium to be paid. The Group Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Investment Value under a Certificate will, and the Death Benefit may, increase or decrease depending on the investment experience of the Investment Divisions to which the Net Premiums have been allocated. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 17.


                                 DEATH BENEFIT


    The Certificates provide for two Death Benefit options. Under Death Benefit Option A, the Death Benefit is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Under Death Benefit Option B, the Death Benefit is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Variable Insurance Amount. At the death of the Insured, We will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less outstanding Debt plus any rider benefits payable under the Certificate. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 17.


                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.


    No premium payment will be accepted which causes the Certificate to fail to meet the tax qualification guidelines for life insurance under the Code.


                                GENERAL ACCOUNT


    Amounts allocated to the Loan Account to secure a Loan become part of the General Account assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts. See "Detailed Description of Certificate Benefits and Provisions -- Loans," page 17.


                            DEDUCTIONS FROM PREMIUM


    Prior to the allocation of premiums to the selected Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, state premium taxes, and the Deferred Acquisition Cost ("DAC") tax charge. The amount of each premium allocated among the Investment Divisions is Your Net Premium.


                              FRONT-END SALES LOAD

    When We receive a Premium Payment, We deduct a front-end sales load. The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid for Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


    The front-end sales load covers expenses relating to the sale and distribution of the Certificates and may be reduced for certain sales of the Certificates under circumstances which result in savings of such sales and distribution expenses. For more information concerning the front-end sales load, see "Detailed Description of Certificate Benefits and Provisions -- Deductions from Premium," page 20.



                         LIMITS ON FRONT-END SALES LOAD



    Certain insurance laws and regulations limit the front-end sales load which can be assessed against the Certificates. The front-end sales load assessed in the Certificates complies with these limitations.


                           PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford by various states and jurisdictions that are attributable to premiums. The percentage actually deducted will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

                                 DAC TAX CHARGE


    Hartford deducts 1.25% of each premium to cover a federal premium tax assessed against Hartford. This charge is reasonable in relation to Hartford's federal income tax burden, under Code Section 848, resulting from the receipt of premiums. We will adjust the charge based on changes in the applicable tax law.



                             DEDUCTIONS AND CHARGES
                             FROM INVESTMENT VALUE



    As with many other types of insurance policies, each Certificate will have an Investment Value. The Investment Value of the Certificate will increase or decrease to reflect the investment experience of the chosen Investment Divisions, deductions for the Monthly Deduction Amount and any amounts transferred from the Investment Divisions into the Loan Account. There is no minimum guaranteed Investment Value and the Owner bears the risk of the investment in the underlying Portfolios. See "Detailed Description of Certificate Benefits and Provisions -- Deductions and Charges from Investment Value," page 21.



    We will subtract amounts from Your Investment Value to provide for the Monthly Deduction Amount. These will be taken from the Charge Deduction Division, as specified in the Certificate. If there is insufficient Investment Value in the Charge Deduction Division:



(1) Hartford will apply the Investment Value of the Charge Deduction Division to the charges due and set the Investment Value in the Charge Deduction Division to zero; and



(2) any additional amount due will be allocated among the remaining Investment Divisions on a Pro Rata Basis.



    If no Charge Deduction Division is selected, any amounts due will be taken on a Pro Rata Basis from Your chosen Investment Divisions on each Processing Date.


    The Monthly Deduction Amount equals:

(a) the administrative expense charge; plus


(b) the charges for cost of insurance; plus



(c) the charges for additional benefits provided by rider, if any.



    Hartford may also set up a provision for income taxes imposed on the assets of the Separate Account. See "Deductions and Charges From Investment Value," page 21, and "Federal Tax Considerations," page 28.



                       MORTALITY AND EXPENSE RISK CHARGE


    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of each Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis.

                           CHARGES AGAINST THE FUNDS


    The Separate Account purchases Fund shares at net asset value. The net asset value of those shares reflects investment advisory fees and administrative and other expenses deducted from the assets of the Portfolios. Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Portfolios.



    The following table shows annual operating expenses after reimbursement for 1997:



                      ANNUAL PORTFOLIO OPERATING EXPENSES
                              AFTER REIMBURSEMENT
                        (as a percentage of net assets)



                                                                       TOTAL
                                     MANAGEMENT         OTHER        OPERATING
PORTFOLIO NAME                           FEE          EXPENSES       EXPENSES
---------------------------------  ---------------  -------------  -------------
Hartford Capital Appreciation
 Fund, Inc.......................             %               %              %
Hartford Bond Fund, Inc..........             %               %              %
HVA Money Market Fund, Inc.......             %               %              %
N&B AMT Limited Maturity Bond
 Portfolio (1)...................             %               %              %

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                       TOTAL
                                     MANAGEMENT         OTHER        OPERATING
PORTFOLIO NAME                           FEE          EXPENSES       EXPENSES
---------------------------------  ---------------  -------------  -------------
N&B AMT Balanced Portfolio (1)...             %               %              %
N&B AMT Partners Portfolio (1)...             %               %              %
VIP High Income Portfolio (2)....             %               %              %
VIP Equity-Income Portfolio......             %               %              %
VIP Overseas Portfolio (2).......             %               %              %
VIP II Asset Manager Portfolio
 (2).............................             %               %              %
Alger American Small
 Capitalization Portfolio........             %               %              %
Alger American Growth
 Portfolio.......................             %               %              %
J.P. Morgan Bond Portfolio (3)...             %               %              %
J.P. Morgan Equity Portfolio
 (3).............................             %               %              %
J.P. Morgan Small Company
 Portfolio (3)...................             %               %              %
J.P. Morgan International
 Opportunities Portfolio (3).....             %               %              %
MS Fixed Income Portfolio (4)....             %               %              %
MS High Yield Portfolio (4)......             %               %              %
MS Equity Growth Portfolio (4)...             %               %              %
MS Value Portfolio (4)...........             %               %              %
MS Global Equity Portfolio (4)...             %               %              %
MS Emerging Markets Equity
 Portfolio (4)...................             %               %              %
BT EAFE-Equity Index Fund (5)....             %               %              %
BT Equity 500 Index Fund (5).....             %               %              %
BT Small Cap Index Fund (5)......             %               %              %


----------


(1) Neuberger & Berman AMT is divided into Portfolios, each of which invests all of its net investable assets in a corresponding series of Advisers Managers Trust. The figures reported under "Management Fee" include the aggregate of the administration fees paid by the Portfolio and the management fee paid by its corresponding series of Advisers Managers Trust. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding series of Advisers Managers Trust.



(2) A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses. Without these reductions, the total operating expenses presented
    in the table would have been    % for VIP Equity-Income Portfolio,    % for
    VIP Overseas Portfolio, and    % for VIP II Asset Manager Portfolio.



(3) Pursuant to a voluntary agreement, fees and expenses were reimbursed to the extent expenses exceeded .75%, .90%, 1.15% and 1.20% of the average daily net assets of J.P. Morgan Bond Portfolio, J.P. Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively. Without such reimbursement, total expenses would
    have been    %,    %,    % and    % for J.P. Morgan Bond Portfolio, J.P.
    Morgan Equity Portfolio, J.P. Morgan Small Company Portfolio and J.P. Morgan International Opportunities Portfolio, respectively.



(4) MSAM has voluntarily agreed to waive its fee and reimburse the Portfolios if their annual expenses are greater than the amounts indicated under "Total Operating Expenses."



(5) Without expense waivers and reimbursements, the total operating expenses for BT EAFE-Equity Index Fund, BT Equity 500 Index Fund and BT Small Cap Index
    Fund would have been    %,    % and    %, respectively.

                                     LOANS


    An Owner may obtain a cash Loan from Hartford. The Loan is secured by the Owner's Certificate. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. See "Detailed Description of Certificate Benefits and Provisions -- Loans," page 17.

                      THE RIGHT TO EXAMINE THE CERTIFICATE


    An applicant has a limited right to return his or her Certificate. Subject to applicable state regulations, if the applicant returns the Certificate within 10 calendar days after delivery of the Certificate Hartford will return to the applicant, within seven days thereafter, either (i) the premium paid or (ii) the Cash Value under the Certificate plus charges deducted. See "The Right to Examine the Certificate," page 20.

                                TAX CONSEQUENCES


    The current federal tax law generally excludes all Death Benefit payments from the gross income of the Beneficiary under the Certificate. See "Federal Tax Considerations," page 28.



    There are circumstances when the Certificate may become a Modified Endowment Contract under Federal tax law. If it does, Loans and other pre-death distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. Prospective purchasers and Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Certificate becomes a Modified Endowment Contract. Hartford has instituted procedures to monitor whether a Certificate may become a

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


Modified Endowment Contract after issue. See "Federal Tax Considerations -- Modified Endowment Contract" for a discussion of the "seven-pay" test, page 29.


                                    HARTFORD



    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These rating do not apply to the investment performance of the Sub-Accounts. The rating apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              THE SEPARATE ACCOUNT


    ICMG Registered Variable Life Separate Account One is a separate account established by Hartford on October 9, 1995, under the insurance laws of the State of Connecticut, pursuant to a resolution of Hartford's Board of Directors. The Separate Account is organized as a unit investment trust and is registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.



    Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Owners and persons entitled to payments under the Group Policies and the Certificates and owners of any other policies which may be available through the Separate Account. The assets of the Separate Account are owned by Hartford and the obligations under the Group Policies and the Certificates are obligations of Hartford. These assets are held separately from the other assets of Hartford and income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of Hartford (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by Hartford.



    The Separate Account has 25 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds. Additional Investment Divisions may be established at the discretion of Hartford. The Separate Account may include other divisions which will not be available under the Group Policies.

                                   THE FUNDS

                                    GENERAL


    The shares of the Portfolios are sold by the Funds to the Separate Account . The assets of the Separate Account attributable to the Group Policies are invested exclusively in the Investment Divisions. An Owner may allocate Net Premium payments among the Investment Divisions. Owners should review the brief descriptions of the investment objectives of each of the Portfolios in connection with that allocation. See "The Funds -- The Portfolios," page 11.



    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the relevant Portfolios. In addition to being offered to the Separate Account, each Fund's shares are or may be offered to other separate accounts funding variable annuity contracts and variable life insurance policies issued by Hartford or its affiliates and to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts or for separate accounts of other life insurance companies to invest in shares of the Funds simultaneously. Although neither Hartford nor any of the Funds currently foresee any such disadvantage, each Fund's Board of Directors or Board of Trustees, as applicable (collectively, the "Boards"), will monitor events in order to identify any material conflict between different variable annuity and variable life owners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of the Separate Account's participation in any of the Funds. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law, (3) changes in the investment management of any Portfolio, or
(4) differences between voting instructions given by variable annuity and variable life owners. If the Boards were to conclude that separate underlying funds should be established for variable annuity and variable life

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of, and other distributions to, each Investment Division arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. Hartford will purchase Portfolio shares in connection with Net Premium payments allocated to the applicable Investment Division in accordance with Owners' instructions and will redeem Portfolio shares to meet obligations under the Group Policies and the Certificates or make adjustments in reserves, if any. The Funds are required to redeem Portfolio shares at net asset value and generally to make payment within seven (7) calendar days.



    Applicants should read the Fund prospectuses accompanying this Prospectus in connection with the purchase of a Certificate.



HARTFORD FUNDS



    The Separate Account currently invests in the Hartford Funds, a family of funds comprised of twelve separate diversified open-end management investment companies registered under the 1940 Act and organized as Maryland corporations. Three of the Hartford Funds, the Hartford Capital Appreciation Fund, Inc., the Hartford Bond Fund, Inc. and the HVA Money Market Fund, Inc., are available as part of Endeavour I-SM-.



    HL Advisors serves as the investment adviser to each of the Hartford Funds. In addition, HL Advisors has entered an investment services agreement with The Hartford Investment Management Company, Inc. ("HIMCO"), pursuant to which HIMCO will provide certain investment services to Hartford Bond Fund and HVA Money Market Fund. Wellington Management Company, L.L.P. ("Wellington Management") serves as sub-investment adviser for Hartford Capital Appreciation Fund, Inc.



NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST



    The Separate Account currently invests in Neuberger & Berman AMT, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. Neuberger & Berman AMT consists of several portfolios, including the Limited Maturity Bond Portfolio, Balanced Portfolio and Partners Portfolio available as part of Endeavour I-SM-.



    Each portfolio of Neuberger & Berman AMT invests its assets in its corresponding series of the Advisers Managers Trust, which is also an open-end management investment company registered under the 1940 Act and is organized as a New York common law trust. The investment performance of the Limited Maturity Bond Portfolio, Balanced Portfolio and Partners Portfolio will directly correspond with the investment performance of the corresponding series of the Advisers Managers Trust. This "Master/Feeder Fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities.



    Neuberger & Berman Management Inc. serves as the investment manager of each series of Advisers Managers Trust, as administrator of each portfolio of Neuberger & Berman AMT, and as distributor of the shares of each portfolio of Neuberger & Berman AMT. Neuberger & Berman, LLC serves as the sub-adviser for each series of Advisers Managers Trust.



VARIABLE INSURANCE PRODUCTS FUND AND VARIABLE INSURANCE PRODUCTS FUND II (EACH, A "FIDELITY FUND" AND COLLECTIVELY,
THE "FIDELITY FUNDS")



    The Separate Account currently invests in both Fidelity Funds. The Fidelity Funds are diversified, open-end management investment companies organized as Massachusetts business trusts by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. The Fidelity Funds consist of several investment portfolios, including the VIP High Income Portfolio, VIP Equity-Income Portfolio, VIP Overseas Portfolio and VIP II Asset Manager Portfolio available as part of Endeavour I-SM-.


    The Fidelity Funds are each managed by FMR. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.


THE ALGER AMERICAN FUND



    The Separate Account currently invests in shares of the Alger American Fund, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. The Alger American Fund consists of six series, including the Alger American Small Capitalization and Alger American Growth Portfolios available as part of Endeavour I-SM-.



    The Alger American Fund is managed by Alger Management, a subsidiary of Fred Alger & Company, Incorporated, which is in turn a subsidiary of Alger Associates, Inc., a financial services holding company. Alger Management has been in the business of providing investment advisory services since 1964.



J.P. MORGAN SERIES TRUST II



    The Separate Account currently invests in shares of J.P. Morgan Series Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. J.P. Morgan Series Trust consists of five portfolios, including the J.P. Morgan Bond, J.P. Morgan Equity, J.P. Morgan Small Company and J.P. Morgan International Opportunities Portfolios available as part of Endeavour I-SM-.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


    Each Portfolio of J.P. Morgan Series Trust is advised by J.P. Morgan, a wholly-owned subsidiary of J.P. Morgan & Co. Incorporated which is a bank holding company with a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as financial adviser to national governments.



MORGAN STANLEY UNIVERSAL FUNDS, INC.



    The Separate Account currently invests in shares of MSUF, an open-end management investment company registered under the 1940 Act and organized as a corporation under the laws of the State of Maryland. MSUF consists of 17 portfolios, including the Fixed Income, High Yield, Equity Growth, Value, Global Equity and Emerging Markets Equity Portfolios available as part of Endeavour I-SM-.



    The investment adviser for Equity Growth, Global Equity and Emerging Markets Equity Portfolios is MSAM, a wholly-owned subsidiary of Morgan Stanley, Dean Witter Discover & Co., which is a publicly owned global financial services corporation. The investment adviser for Fixed Income, High Yield and Value Portfolios is MAS, which is indirectly wholly-owned by Morgan Stanley, Dean Witter Discover & Co.



BT INSURANCE FUNDS TRUST



    The Separate Account currently invests in the BT Insurance Funds Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. BT Insurance Funds Trust consists of six series, including the EAFE0-Equity Index Fund, the Equity 500 Index Fund and the Small Cap Index Fund available as part of Endeavour I-SM-.



    BT Insurance Funds Trust has retained the services of Bankers Trust Global Investment Management, a unit of Bankers Trust, as investment manager. Bankers Trust conducts a variety of general banking and trust activities and is a major wholesaler supplier of financial services to the international and domestic institutional markets.


                                 THE PORTFOLIOS



 HARTFORD CAPITAL APPRECIATION FUND, INC.



    Hartford Capital Appreciation Fund Inc. seeks to achieve growth of capital by investing in securities selected solely on the basis of potential for capital appreciation; income, if any, is an incidental consideration.


 HARTFORD BOND FUND, INC.


    Hartford Bond Fund, Inc. seeks to achieve maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of the Portfolio may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Portfolio's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Hartford Funds entitled "High Yield -- High Risk Debt Securities."


 HVA MONEY MARKET FUND, INC.


    HVA Money Market Fund, Inc. seeks to achieve maximum current income consistent with liquidity and preservation of capital. It seeks to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that it will achieve this goal.


 LIMITED MATURITY BOND PORTFOLIO


    N&B AMT Limited Maturity Bond Portfolio seeks to achieve the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. This Portfolio invests in a diversified portfolio primarily consisting of U.S. government and agency securities and investment grade debt securities issued by financial institutions, corporations, and others.



 BALANCED PORTFOLIO



    N&B AMT Balanced Portfolio seeks to achieve long-term capital growth and reasonable current income without undue risk to principal. It is anticipated that the Portfolio's investment program will normally be managed so that approximately 60% of its total assets will be invested in common and preferred stocks and the remaining assets will be invested in investment grade debt securities. However, depending on the investment manager's views regarding current market trends, the common stock portion of its portfolio investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of its assets will be invested in fixed income securities.



 PARTNERS PORTFOLIO



    N&B AMT Partners Portfolio seeks to achieve capital growth. This Portfolio's investment approach is to invest principally in common stocks of medium to large capitalization established companies, using a value-oriented investment approach designed to increase capital with reasonable risk. Its investment program seeks securities believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow and the company's track record through all parts of the market cycle.



 VIP HIGH INCOME PORTFOLIO



    VIP High Income Portfolio seeks high current income primarily through investments in all types of income-producing debt securities, preferred stocks and convertible securities. Although the Portfolio has no limits on the quality and maturity of its investments, its strategy typically leads to longer-term, lower-quality, fixed-income securities. These domestic and foreign investments may present the risk of default or may be in default.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

 VIP EQUITY-INCOME PORTFOLIO


    VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks (commonly referred to as "S&P 500"). The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.



 VIP OVERSEAS PORTFOLIO



    VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in foreign securities and provides a means for aggressive investors to diversify their own portfolios by participating in companies and economies outside of the United States. International investing involves increased or additional risks compared to investing primarily in domestic equity securities.


 VIP II ASSET MANAGER PORTFOLIO


    VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.


 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO


    Alger American Small Capitalization Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization within the range of companies included in the Russell 2000 Growth Index or the S&P SmallCap 600 Index, updated quarterly.

 ALGER AMERICAN GROWTH PORTFOLIO

    Alger American Growth Portfolio seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities, primarily of companies with total market capitalization of $1 billion or greater.



 J.P. MORGAN BOND PORTFOLIO



    J.P. Morgan Bond Portfolio seeks high total return consistent with moderate risk of capital and maintenance of liquidity. Although the net asset value of the Portfolio will fluctuate, the Portfolio attempts to preserve the value of its investments to the extent consistent with its objective. Under normal market conditions, 65% of the Portfolio's, assets will be invested in bonds, debentures and other debt instruments. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest without limitation in U.S. dollar-denominated securities of foreign issuers.



 J.P. MORGAN EQUITY PORTFOLIO



    J.P. Morgan Equity Portfolio seeks high total return from a portfolio comprised of selected equity securities. The Portfolio invests primarily in the common stock of U.S. corporations with market capitalizations above $1.5 billion.



 J.P. MORGAN SMALL COMPANY PORTFOLIO



    J.P. Morgan Small Company Portfolio seeks high total return from a portfolio of equity securities of small companies. The Portfolio invests at least 65% of the value of its total assets in the common stock of small U.S. companies primarily with market capitalizations less than $1 billion.



 J.P. MORGAN INTERNATIONAL OPPORTUNITIES PORTFOLIO



    J.P. Morgan International Opportunities Portfolio seeks high total return from a portfolio of equity securities of foreign corporations. Under normal market conditions, the Portfolio will invest in a minimum of three different foreign countries.



 FIXED INCOME PORTFOLIO



    MS Fixed Income Portfolio seeks above average total return over a market cycle of three to five years by investing in a diversified portfolio of U.S. government and agency securities, corporate bonds, foreign bonds, mortgage-backed securities of domestic issuers, and other fixed income securities and derivatives. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in fixed income securities, not more than 20% of which will be below investment grade (commonly referred to as "high yield securities" or "junk bonds").



 HIGH YIELD PORTFOLIO


    MS High Yield Portfolio seeks above average total return over a market cycle of three to five years by investing at least 65% of its total assets in high yield securities of U.S. and foreign issuers including corporate bonds and other fixed income securities. The Portfolio expects to achieve its objective through maximizing current income, although it may seek capital growth opportunities when consistent with its objective.


 EQUITY GROWTH PORTFOLIO


    MS Equity Growth Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, depositary receipts and other equity securities. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities.


 VALUE PORTFOLIO



    MS Value Portfolio seeks above average total return over a market cycle of three to five years by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
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capitalizations usually greater than $300 million. Under normal circumstances, the Portfolio will invest at least 65% of its total assets in equity securities. The Portfolio may invest up to 5% of its total assets in foreign equity securities (other than ADRs).



 GLOBAL EQUITY PORTFOLIO


    MS Global Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, and rights and warrants to purchase common stocks, depositary receipts and other equity securities of issuers throughout the world, including issuers in the United States and emerging market countries. Under normal circumstances, at least 65% of the total assets of the Portfolio will be invested in equity securities. At least 20% of the Portfolio's total assets will be invested in common stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States.


 EMERGING MARKET EQUITY PORTFOLIO


    MS Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, sponsored or unsponsored ADRs and other equity securities of emerging market country issuers. Under normal circumstances, at least 65% of the Portfolio's total assets will be invested in emerging market country equity securities.



 EAFE-REGISTERED TRADEMARK- EQUITY INDEX FUND


    BT EAFE-Registered Trademark- Equity Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Europe, Australia, Far East Index (the "EAFE Index"), a capitalization-weighted index containing approximately 1,100 equity securities of companies located outside the United States, by investing in a statistically selected sample of the equity securities included in the EAFE Index. It will invest primarily in equity securities of business enterprises organized and domiciled outside of the United States or for which the principal trading market is outside the Untied States.



 EQUITY 500 INDEX FUND



    BT Equity 500 Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500"), an index emphasizing large-capitalization stocks. It will include the common stock of those companies included in the S&P 500, other than Bankers Trust New York Corporation, selected on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire S&P 500.



 SMALL CAP INDEX FUND



    BT Small Cap Index Fund seeks to replicate as closely as possible (before deduction for expenses) the total return of the Russell 2000 Small Stock Index (the "Russell 2000"), an index consisting of 2,000 small-capitalization common stocks. It will include the common stock of companies included in the Russell 2000, on the basis of computer-generated statistical data, that are deemed representative of the industry diversification of the entire Russell 2000.


    There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.
                              DETAILED DESCRIPTION
                            OF CERTIFICATE BENEFITS
                                 AND PROVISIONS


                                    GENERAL


    This Prospectus describes a flexible premium group variable life insurance policy where the Owner has considerable flexibility in selecting the timing and amount of premium payments.

                           ISSUANCE OF A CERTIFICATE



    Certificates will only be offered to eligible employees when provided by the Participating Employer. Individuals wishing to purchase a Certificate must complete an Enrollment Form In Writing, which must be received by Our Customer Service Center before a Certificate will be issued. A Certificate will not be issued with a specified Face Amount of less than the minimum Face Amount. Acceptance is subject to Hartford's underwriting rules then in effect. Hartford reserves the right to reject an Enrollment Form for any reason permitted by law.



    There are two circumstances under which a Certificate may be issued with a backdated Coverage Date. The first involves Group Policy rollovers from Section 1035 exchanges under the Code. Backdating will occur in order to prevent a gap in coverage under the Certificate. Charges and deductions (other than those of the Portfolios) will be made for the period the Coverage Date is backdated; however, the Owner will not experience investment return during that time.



    Backdating will also occur when an application accompanied by the Initial Premium is received by Us but issuance of a Certificate is subject to Our insurance underwriting requirements. The initial Net Premium will be allocated according to the applicant's initial premium allocation

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14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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during the underwriting period, except in those states where the initial Net
Premium will be allocated to the HVA Money Market Investment Division. See "Premiums -- Allocation of Premium Payments" below. If the Insured meets Our underwriting requirements, a Certificate will be issued with a backdated
Coverage Date. Charges and deductions (other than those of the Portfolios) will be made for the backdated period. If the Insured does not meet Our underwriting requirements, no Certificate will be issued and no coverage will have been in effect. A conditional receipt will be given to the applicant reflecting receipt of the Initial Premium and outlining any interim coverage in effect until the Certificate is either issued or declined.



    Backdating may only be permitted in certain states.


                                    PREMIUMS


PREMIUM PAYMENT FLEXIBILITY


    A significant feature of the Certificate is that once the desired level and pattern of the Death Benefit have been determined, the Owner has considerable flexibility in the selection of the timing and amount of premiums to be paid and can choose the level of premiums, within a range determined by Hartford, based on the Face Amount of the Certificate, the Insured's sex (except where unisex rates apply), Issue Age, and the Insured's risk classification.



    A minimum Initial Premium, as set forth in the Certificate, is due on the Coverage Date. Unless determined otherwise by Hartford, the amount of the minimum Initial Premium is the amount which, after the deductions for sales load, state premium tax, and DAC tax charge, is sufficient (disregarding investment performance) to pay twelve (12) times the first Monthly Deduction Amount. Thereafter, additional premiums may be paid at any time, subject to the premium limitations set forth by the Code as indicated in the section entitled "Premium Limitation," page 15. You have the right to pay additional premiums of at least $500.00 at any time.


ALLOCATION OF PREMIUM PAYMENTS


    If the state of issue of Your Certificate requires that We return Your Initial Premium, We will allocate the initial Net Premium when Your Certificate is issued to the HVA Money Market Investment Division until the expiration of the right to examine period. Upon the expiration of the right to examine period, the initial Net Premium will, at a later date, be invested according to Your initial allocation instructions (except that any accrued interest will remain in the HVA Money Market Investment Division if it is selected as an initial allocation option). This later date is the later of ten (10) calendar days after We receive the Initial Premium and the date We receive the final requirement to put the Certificate in force. The Certificates are credited with units ("Accumulation Units") in each selected Investment Division, the assets of which are invested in the corresponding underlying Portfolio. An Owner may transfer funds among the Investment Divisions subject to certain restrictions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Among Investment Divisions," page 16. Any additional premiums received by Us prior to such date will be allocated to the HVA Money Market Investment Division.


    Alternatively, if the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions. IN THAT CASE YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. (Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate.)


    Upon written request, You may change the Net Premium allocation. Portions allocated to the Investment Divisions must be whole percentages of 5% or more. Subsequent Net Premiums will be allocated among Investment Divisions according to Your most recent instructions, subject to the following. If We receive a premium and Your most recent allocation instructions would violate the 5% requirement, We will allocate the Net Premium among the Investment Divisions according to Your previous premium allocation. If the asset rebalancing option is in effect, Net Premiums will be allocated accordingly until that option is terminated. See "Transfers Among Investment Divisions -- Asset Rebalancing," page 16.



    The Owner will receive several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Owner on the Enrollment Form is shown in the Certificate. In addition, every transactional confirmation generated after a premium payment is received will show how that premium has been allocated. A Certificate's annual statement will also summarize the current premium allocation in effect for that Certificate.


ACCUMULATION UNITS

    Net Premiums allocated to the Investment Divisions are used to credit Accumulation Units under the Certificate.

    The number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the HVA Money Market Investment Division) will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Investment Division. Each portion to be invested in an Investment Division is then divided by the Accumulation Unit Value of that particular Investment Division next computed following receipt of the payment.
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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ACCUMULATION UNIT VALUES


    The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience of the applicable Portfolio, as well as the daily deduction for mortality and expense risks, and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by Hartford.



    All valuations in connection with a Certificate, e.g., with respect to determining Cash Value and Investment Value, or calculating the Death Benefit, or with respect to determining the number of Accumulation Units to be credited to a Certificate with each premium payment, other than the Initial Premium, will be made on the date the request or payment is received by Hartford at the Customer Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.


PREMIUM LIMITATION


    If premiums are received which would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, We will refund the excess premium payments. We will refund such premium payments and interest thereon within sixty (60) days after the end of a Coverage Year.


    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

                          VALUES UNDER THE CERTIFICATE


    As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

    Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.


    The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values," page 15.


                          SURRENDER OF THE CERTIFICATE


    At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, the Owner may choose, without the consent of the Beneficiary (provided the designation of the Beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from Us. To surrender a Certificate, You must submit a request for surrender In Writing. We will determine the Cash Surrender Value as of the Valuation Day We receive the request In Writing at Our Customer Service Center, or the date requested by the Owner, whichever is later.

    The Cash Surrender Value, which is the net amount available upon surrender of the Certificate, equals the Cash Value, less Debt, less any charges accrued but not yet deducted. The Certificate will terminate on the date of receipt of the written request, or the date the Owner requests the surrender to be effective, whichever is later.

    The Cash Surrender Value may be paid in cash or allocated to any other payment option agreed upon by Us.

PARTIAL WITHDRAWALS


    At any time before the Maturity Date, and subject to Hartford's rules then in effect, up to twelve (12) partial withdrawals are allowed per Coverage Year; however, only one (1) partial withdrawal is allowed between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. Hartford currently imposes a charge for processing partial withdrawals which is the lesser of 2% of the amount withdrawn or $25.00. A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will have a permanent effect on the Cash Surrender Value and may have a permanent effect on the Death Benefit payable. If Death Benefit Option A is in effect, the Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, partial withdrawals will be deducted on a Pro Rata Basis from the Investment Divisions. Requests for partial withdrawals must

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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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be made In Writing to Us. The effective date of a partial withdrawal will be the
Valuation Day We receive the request In Writing at Our Customer Service Center.
A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations -- Modified Endowment Contracts," page 29.



                      TRANSFERS AMONG INVESTMENT DIVISIONS


AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as the Certificate is in effect, You may transfer amounts among the Investment Divisions, without charge, up to twelve (12) times per Coverage Year. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. Transfer requests must be In Writing on a form approved by Hartford or by telephone in accordance with established procedures. The amounts which may be transferred will be limited by Our rules then in effect. Currently, the minimum value of Accumulation Units that may be transferred from one Investment Division to another is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division. The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, the entire value will be transferred.



    Currently there are no restrictions on transfers other than those described herein. Hartford reserves the right in the future to impose additional restrictions on transfers.



TRANSFERS TO OR FROM INVESTMENT DIVISIONS


    In the event of a transfer from an Investment Division, the number of Accumulation Units credited to the Investment Division from which the transfer is made will be reduced. The reduction will be determined by dividing:
1.  the amount transferred by,


2. the Accumulation Unit value for that Investment Division on the Valuation Day We receive Your request for transfer In Writing.


    In the event of a transfer to an Investment Division, We will increase the number of Accumulation Units credited thereto. The increase will equal:
1.  the amount transferred divided by,


2. the Accumulation Unit value for that Investment Division determined on the Valuation Day We receive Your request for transfer In Writing.



ASSET REBALANCING



    Subject to Our rules then in effect, an Owner may authorize Hartford to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions as selected by the Owner ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.



    To elect Asset Rebalancing, a request In Writing must be received by Hartford. If Asset Rebalancing is elected, all Investment Value must be included in the automatic reallocation. The percentages selected under Asset Rebalancing will override any prior percentage allocations chosen by the Owner and all future Net Premiums will be allocated accordingly. Once elected, an Owner may instruct Hartford In Writing at any time to terminate the option. In addition, any transfer made outside of Asset Rebalancing will terminate the option.


PROCEDURES FOR TELEPHONE TRANSFERS

    Owners may effect telephone transfers in two ways. All Owners may directly contact a customer service representative. Owners may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. All Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.


    Hartford will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by Hartford through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. Hartford is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.



                      VALUATION OF PAYMENTS AND TRANSFERS


    We value the Certificate on every Valuation Day.


    We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after We receive all the information needed to process the payment unless the NYSE is closed for other than a regular

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------

holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.

    Hartford may defer payment of any amounts not attributable to the Investment Divisions for up to six months from the date on which We receive the request.


PROCESSING OF TRANSACTIONS



    Generally, transactions initiated by an Owner will be processed only on a Valuation Day. Requests received by Hartford on a Valuation Day by 3:00 p.m. Eastern Time will be processed as of that day, except as otherwise indicated in this Prospectus. Requests received after 3:00 p.m. Eastern Time will be processed as of the next Valuation Day.



                                     LOANS


    As long as the Certificate is in effect, an Owner may obtain, without the consent of the Beneficiary (provided the designation of Beneficiary is not irrevocable), a cash Loan from Hartford. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt.

    The amount of each Loan will be transferred on a Pro-Rata Basis from each of the Investment Divisions (unless the Owner specifies otherwise) to the Loan Account. The Loan Account is the mechanism used to ensure that any outstanding Debt remains fully secured by the Investment Value.

LOAN INTEREST


    Interest will accrue daily on outstanding Debt at the Adjustable Loan Interest Rate indicated in the Certificate. The difference between the value of the Loan Account and any outstanding Debt will be transferred from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown on the Certificate Specifications. If interest is not paid within 5 days of its due date, it will be added to the amount of the Loan as of its due date.



    The maximum Adjustable Loan Interest Rate We may charge for Loans is the greater of 5% and the Published Monthly Average for the calendar month two months prior to the date on which the Adjustable Loan Interest Rate is determined. The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.


CREDITED INTEREST

    Amounts in the Loan Account for Coverage Years 1 through 10 will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus 1%. Amounts in the Loan Account for Coverage Years 11 and later will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus .20%.

LOAN REPAYMENTS

    You can repay any part of or the entire Loan at any time. The amount of the Loan repayment will be allocated to Your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, additional premium payments received by Hartford during the period when a Loan is outstanding will be treated as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT


    If total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31-day period, the Certificate will end without value.


EFFECT OF LOANS ON INVESTMENT VALUE

    A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for funds held in the Loan Account, an Owner's Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, the Owner's Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value otherwise payable.


                                 DEATH BENEFIT


    As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named Beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The Death Benefit depends on the Death Benefit option You select and is determined as of the date of the death of the Insured.


MINIMUM DEATH BENEFIT TESTING PROCEDURES



    Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits," page 26. Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, the Owner chooses the procedure under which a Certificate will qualify. Once

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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


either the GPT or the CVAT is chosen to test a Certificate, it cannot be changed while the Certificate is in force.



    Under both testing procedures, there is a minimum Death Benefit required at all times equal to the Variable Insurance Amount. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are set forth in the Certificate.



    Under the GPT, there is also a maximum amount of premium which may be paid with respect to each Certificate.



    Use of the CVAT can be advantageous if an Owner intends to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the higher premium permitted under the CVAT will generally also require a higher Death Benefit and, thus, a higher total cost of insurance.


DEATH BENEFIT OPTIONS


    Regardless of the minimum death benefit testing procedure chosen, there are two Death Benefit options: Death Benefit Option A and Death Benefit Option B.



1. Under Death Benefit Option A, the Death Benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.



2. Under Death Benefit Option B, the Death Benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.


    Regardless of which Death Benefit option You select, the maximum amount payable under such option will be the Death Proceeds.

OPTION CHANGE


    While the Certificate is in force, You may change the Death Benefit option selected under a Certificate by making a request In Writing during the lifetime of the Insured. If the change is from Death Benefit Option A to Death Benefit Option B, satisfactory evidence of insurability must be provided to Hartford. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change. If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change. Any change in the selection of a Death Benefit option will become effective at the beginning of the Coverage month following Hartford's approval of such change. We will notify You that the change has been made.


    All or part of the Death Proceeds may be paid in cash or applied under one of the payment options described below.

PAYMENT OPTIONS

    Death Proceeds under the Certificate may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000 unless Hartford consents to a lesser amount. Once payments under payment options 2, 3 or 4 commence, no surrender of the Certificate may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Certificates:

FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- Life Income

  LIFE ANNUITY -- an annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment due preceding the death of the Annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the Annuitant died before the second monthly annuity payment was due.

  LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the Annuitant for a fixed period of 120 months and for as long thereafter as the Annuitant shall live.

    The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as may be agreed on.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

LEGAL DEVELOPMENTS REGARDING INCOME PAYMENTS

    In those states affected by the 1983 Supreme Court decision in Arizona Governing Committee v. Norris, income payment options involving life income are based on unisex actuarial tables. In addition, legislation has previously been introduced in Congress which, had it been enacted, would have required the use of tables that do not vary on the basis of sex for some or all annuities. Currently, several states have enacted such laws.

BENEFICIARY


    The Owner names the Beneficiary in the Enrollment Form for the Certificate. The Owner may change the Beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no Beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Owner if living; otherwise to the Owner's estate.


INCREASES AND DECREASES IN FACE AMOUNT


    The minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, the Owner may request a change in the Face Amount by making a request In Writing to Hartford and directing such request to Hartford's Customer Service Center.



    All requests to increase the Face Amount must be applied for on a new Enrollment Form. All requests will be subject to evidence of insurability satisfactory to Hartford and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the increase. A decrease in the Face Amount will be effective on the first Processing Date following the date We receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. Decreases will be applied:


(a) to the most recent increase; then

(b) successively to each prior increase, and then
(c) to the initial Face Amount.


    We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.



                              BENEFITS AT MATURITY


    If the Insured is living on the Maturity Date, on surrender of the Certificate to Hartford, Hartford will pay to the Owner the Cash Surrender Value on the date the Certificate is surrendered. However, on the Maturity Date, the Certificate will terminate and Hartford will have no further obligations under the Certificate.


                          TERMINATION OF PARTICIPATION
                              IN THE GROUP POLICY



    Participation in the Group Policy may be terminated by Hartford or the Participating Employer. The party initiating the termination must provide notice of such termination to each Owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, no new Enrollment Forms for new Insureds will be accepted on or after the date notice of discontinuance is received or sent by Hartford, whichever is applicable, nor will any new Certificates be issued. If premium payments are discontinued, Hartford will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. This continuation of insurance will not continue the coverage under the Certificate beyond Attained Age 100, nor will it continue any optional benefit rider beyond the Certificate's date of termination. If the Group Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Group Policy, provided it is not canceled or surrendered by the Owner, subject to Hartford's qualifications then in effect.



                         LAPSE AND REINSTATEMENT WHILE
                         THE GROUP POLICY IS IN EFFECT


LAPSE AND GRACE PERIOD


    A Grace Period will follow the date We mail notice to the Owner that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless the Owner has given Hartford written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during the Grace Period. The Owner will be liable to Hartford for all charges due under the Certificate then unpaid for the period the Certificate remains in force.



    In the event that total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31-day period, the Certificate will end without value.


REINSTATEMENT


    Prior to the death of the Insured, and unless (i) the Group Policy is terminated (see "Termination of Participation in the Group Policy" above) or
(ii) the Certificate has been surrendered for cash, the Certificate may be reinstated prior to the Maturity Date, provided:

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

(a) you make Your request within three (3) years of the date of lapse; and
(b) satisfactory evidence of insurability is submitted.

    To reinstate Your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:


(a) The Investment Value at the time of termination; plus

(b) Net Premiums attributable to premiums paid at the time of reinstatement.

    Upon reinstatement, any Debt at the time of termination must be repaid or carried over to the reinstated Certificate.


                          ENROLLMENT FOR A CERTIFICATE



    Individuals wishing to purchase a Certificate must submit an Enrollment Form to Hartford. Within limits, an applicant may choose the Initial Premium and the initial Face Amount. A Certificate generally will be issued only on the lives of Insureds Attained Age 79 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an Enrollment Form for any reason. No change in the terms or conditions of a Certificate will be made without the consent of the Owner.



    The Certificate will be effective on the Coverage Date only after Hartford has received all outstanding delivery requirements and received the Initial Premium. The Coverage Date is the date used to determine all future cyclical transactions on the Certificate, e.g., Processing Date, Coverage Months and Coverage Years.



                      THE RIGHT TO EXAMINE THE CERTIFICATE



    An Owner has a limited right to return a Certificate. Subject to applicable state regulation, if the Certificate is returned, by mail or personal delivery to Hartford or to the agent who sold the Certificate, to be canceled within ten
(10) calendar days after delivery of the Certificate to the Owner, Hartford will return either (i) the total amount of premiums or (ii) the Cash Value plus charges deducted under the Certificate to the Owner within seven (7) days. If the state where Your Certificate is issued requires that We return Your Initial Premium, We will allocate Your initial Net Premium to the HVA Money Market Investment Division. If the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions.



                            DEDUCTIONS FROM PREMIUM


    Before allocating the Net Premium to the Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, premium taxes and the DAC tax charge. The amount of each premium allocated to the Investment Divisions is Your Net Premium.

FRONT-END SALES LOAD


    The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.


    Front-end sales loads cover expenses related to the sale and distribution of the Certificates. The front-end sales load may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, the expected number of Owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which Certificates are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from sales to qualifying plans. Hartford may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Separate Account.

PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford that are attributable to premiums. This percentage will vary by locale depending on the tax rates in effect there. The range of premium taxes actually deducted by Hartford currently ranges from 0% to 4%.

DAC TAX CHARGE


    Hartford deducts 1.25% of each premium to cover a federal premium tax assessed against Hartford. This charge is reasonable in relation to Hartford's federal income tax burden, under Section 848 of the Code, resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------


                             DEDUCTIONS AND CHARGES
                             FROM INVESTMENT VALUE



MONTHLY DEDUCTION AMOUNT



    On the Coverage Date and on each subsequent Processing Date, Hartford will deduct the Monthly Deduction Amount from the Investment Value to cover certain charges and expenses incurred in connection with a Certificate. The Monthly Deduction Amount will vary from month to month. It will be taken from the Charge Deduction Division, if designated in the Enrollment Form for the Certificate or later elected.


    If a Charge Deduction Division has been designated but the Investment Value in the Charge Deduction Division is less than that required to cover all charges due on such date:

(1) Hartford will apply the Investment Value of the Charge Deduction Division to the charges due and set the Investment Value in the Charge Deduction Division to zero; and

(2) any additional amount due will be allocated among the remaining Investment Divisions on a Pro Rata Basis.

    If no Charge Deduction Division has been designated or elected, any amounts due will be allocated among the Owner's chosen Investment Divisions on a Pro Rata Basis.

    The Monthly Deduction Amount equals:

(a) the administrative expense charge; plus


(b) the charges for cost of insurance; plus



(c) the charges for additional benefits provided by rider, if any.



    (A) Monthly Administrative Fee and Other Expense Charges



      Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Certificates. This charge will be $5 per Coverage Month initially and is guaranteed never to exceed $10.00 per Coverage Month.

    (B) Cost of Insurance Charge

      The charge for the cost of insurance is equal to:

     (i) the cost of insurance rate per $1,000; multiplied by
     (ii) the Net Amount at Risk; divided by


    (iii) $1,000.


      The Net Amount at Risk equals the Death Benefit less the Cash Value on that date.

      The cost of insurance charge is to cover Hartford's anticipated mortality costs. Hartford uses various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Group Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.

      Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Group Policy that are agreed to by Hartford and the Participating Employer. The actual monthly cost of insurance rates will be based on Hartford's expectations as to future experience. Hartford will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.

      The rate class of an Insured affects the cost of insurance rate. Hartford and the Participating Employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the Participating Employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

      Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.


    (C) Rider Charge



      If the Certificate includes riders, a charge is deducted from the Investment Value on each Processing Date. The applicable charge is specified on the rider and is to compensate Hartford for the anticipated cost of providing the benefits thereunder.



      The riders available under the Certificate are described on page under "Supplemental Benefits."

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                       MORTALITY AND EXPENSE RISK CHARGE



    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of an Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis. See also "Premiums -- Accumulation Unit Values," page 15.



    The mortality and expense risk charge is equal to:



    (i) the mortality and expense risk rate; multiplied by


    (ii) the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

    The mortality risk assumed is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Certificates will exceed the administrative charges set forth therein.

    If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on Hartford. Conversely, if the charge proves more than sufficient, any excess will be added to Hartford's surplus.
                                     TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Certificates in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

                                 OTHER MATTERS

                            ADDITIONS, DELETIONS OR
                          SUBSTITUTIONS OF INVESTMENTS


    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and the Investment Divisions which fund the Group Policies. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Group Policies, Hartford may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Group Policies. No substitution of securities will take place without notice to and consent of Owners and without prior approval of the SEC to the extent required by the 1940 Act. Subject to Owner approval, if required, Hartford also reserves the right to end the registration under the 1940 Act of the Separate Account or any other separate accounts of which it is the depositor which may fund the Group Policy.


                                 VOTING RIGHTS

    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Owners (or the assignee of the Certificates, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Owner is determined by dividing the Owner's interest in each Investment Division by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.


    The voting interests of the Owners (or the assignees) in the Funds will be determined as follows: Owners may cast one vote for each full or fractional Accumulation Unit owned under their respective Certificates and allocated to an Investment Division the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, an Owner has taken a Loan secured by the Certificate, amounts transferred from the Investment Division(s) to the Loan Account(s) in connection with the Loan (see "Detailed Description of Certificate Benefits and Provisions -- Loans," page 17) will not be considered in determining the voting interests of the Owner. Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.


    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------

Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Owners.

                                   OUR RIGHTS

    We reserve the right to take certain actions in connection with Our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC). If necessary, We will seek approval by Owners.

    Specifically, We reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Separate Account.

    Hartford also reserves the right to change the name of the Separate Account.


    We have reserved all rights to the name of Hartford Life and Annuity Insurance Company or any part of it. We may allow the Separate Account and other entities to use Our name or part of it, but We may also withdraw this right.


                              STATEMENTS TO OWNERS

    We will send You a statement at least once each Coverage Year, showing:

(a) the current Cash Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Loans since the last report;

(c) the amount of any outstanding Debt;

(d) notifications required by the provisions of the Certificate; and

(e) any other information required by the Insurance Department of the State where the Certificate was delivered.

                           LIMIT ON RIGHT TO CONTEST

    Hartford may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Certificate is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the Death Benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.

                         MISSTATEMENT AS TO AGE OR SEX

    If the age or sex of the Insured is incorrectly stated, the amount of all benefits payable will be appropriately adjusted, as specified in the Certificate.

                                   ASSIGNMENT

    The Certificate may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Certificates.

                               EXPERIENCE CREDITS

    The Certificates issued under a Group Policy may be eligible for experience credits due to administrative savings. The amount of any experience credit may be paid in cash or applied to and used to increase the Investment Value.

                             SUPPLEMENTAL BENEFITS


    The following supplemental benefit may in the future be included in a Certificate, subject to the restrictions and limitations set forth therein.


                         MATURITY DATE EXTENSION RIDER


    We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits," page 28.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                        EXECUTIVE OFFICERS AND DIRECTORS


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Bossen, Wendell J., 64            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1992-Present),
                                                                           Hartford Life Insurance Company; President
                                                                           (1992-Present), International Corporate Marketing Group,
                                                                           Inc.
Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford;
                                  Financial Officer &                      Director (1997-Present); Senior Vice President, Chief
                                  Treasurer, 1997                          Financial Officer & Treasurer (1997-Present); Vice
                                  Director, 1997*                          President & Controller (1995-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1997-Present);
                                                                           Senior Vice President, Chief Financial Officer &
                                                                           Treasurer (1997-Present); Vice President and Controller
                                                                           (1995-1997), Hartford Life Insurance Company; Senior
                                                                           Vice President, Chief Financial Officer & Treasurer
                                                                           (1997-Present), Hartford Life, Inc.; Chief Financial
                                                                           Officer (1994-1995) IMG American Life; Senior Vice
                                                                           President (1992-1994), Connecticut Mutual Life Insurance
                                                                           Company.
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                           President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1989-1997); Senior Vice President (1997-Present); Vice
                                                                           President (1989-1997), Hartford Life Insurance Company.
deRaismes, Ann M., 47             Senior Vice President, 1997            Vice President (1994-1997), Hartford; Senior Vice
                                  Director of Human Resources,             President (1997-Present); Vice President (1994-1997);
                                  1994                                     Assistant Vice President (1992-1994); Director of Human
                                                                           Resources (1991-Present), Hartford Life and Accident
                                                                           Insurance Company; Senior Vice President (1997-Present);
                                                                           Vice President (1994-1997); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-Present),
                                                                           Hartford Life Insurance Company; Vice President, Human
                                                                           Resources (1997-Present), Hartford Life, Inc.
Dooley, James R., 61              Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                           Insurance Company.
Fitch, Timothy M., 45             Vice President, 1995                   Vice President, (1995-Present); Actuary (1994-Present)
                                  Actuary, 1997                            Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President
                                                                           (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                           President (1992-1995), Hartford Life Insurance Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present); Assistant Vice President
                                                                           (1995-1998), Hartford Life Insurance Company.
Garrett, J. Richard, 53           Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer
                                                                           (1986-1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.
Gillette, Donald J., 52           Vice President, 1997                   Assistant Vice President, (1995-1997), Hartford; Assistant
                                                                           Vice President (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Assistant Vice President
                                                                           (1995-Present), Hartford Life Insurance Company.
Godfrey, William A., III, 41      Senior Vice President, 1997            Senior Vice President (1997-Present), Hartford; Senior
                                                                           Vice President (1997-Present), Hartford Life and
                                                                           Accident Insurance Company; Vice President Information
                                                                           Technology (1997-Present), Hartford Life, Inc.
Godkin, Lynda, 44                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995),
                                  General Counsel, 1996                    Hartford; Director (1997-Present); Senior Vice President
                                  Corporate Secretary, 1996                (1997-Present); General Counsel (1996-Present);
                                  Director, 1997*                          Corporate Secretary (1995-Present); Associate General
                                                                           Counsel (1995-1996); Assistant General Counsel and
                                                                           Secretary (1994-1995); Counsel (1990-1994), Hartford
                                                                           Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); General Counsel
                                                                           (1996-Present); Corporate Secretary (1995-Present);
                                                                           Director (1997-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life
                                                                           Insurance Company; Vice President and General Counsel
                                                                           (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1994                     (1993-1997); Assistant Vice President (1987-1993),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1998-Present); Vice President
                                                                           (1993-1997); Assistant Vice President (1987-1993),
                                                                           Hartford Life Insurance Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present);
                                                                           Assistant Vice President (1994-1997), Hartford Life
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Regional
                                                                           Vice President (1991-1994), Hartford Life Insurance
                                                                           Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.
Malchodi, Jr., William B., 50     Vice President, 1994                   [Director of Taxes (1992-1998), Hartford;] Vice President
                                  Director of Taxes, 1992 [delete?]        (1994-Present); Director of Taxes (1992-[1998] Present),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President (1994-Present); Director of Taxes
                                                                           (1991-Present), Hartford Life Insurance Company.
Marra, Thomas M., 38              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                  Director, Individual Life                Annuities (1991-1993), Hartford; Director
                                  and Annuity Division, 1993               (1994-Present); Executive Vice President (1995-Present);
                                  Director, 1994*                          Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1997), Hartford
                                                                           Life and Accident Insurance Company; Director
                                                                           (1994-Present); Executive Vice President (1995-Present);
                                                                           Director, Individual Life and Annuity Division
                                                                           (1994-Present); Senior Vice President (1994-1995); Vice
                                                                           President (1989-1994); Actuary (1987-1995), Hartford
                                                                           Life Insurance Company; Executive Vice President,
                                                                           Individual Life and Annuities (1997-Present), Hartford
                                                                           Life, Inc.
Matthieson, Steven L., 53         Vice President, 1984                   Director of New Business (1984-1997), Hartford.
O'Halloran, C. Michael, 51        Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present),
                                                                           Hartford Life Insurance Company; Corporate Secretary
                                                                           (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                           General Counsel (1988-Present), Director of Corporate
                                                                           Law (1994-Present), The Hartford Financial Services
                                                                           Group.
O'Sullivan, Daniel E., 43         Vice President, 1998                   Vice President (1998-Present), Hartford; Vice President
                                                                           (1988-Present), Hartford Life Insurance Company.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;             OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                       FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  ----------------------------------------------------------
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Chief Actuary
                                                                           (1994-Present); Vice President (1993-1997); Assistant
                                                                           Vice President (1992-1993); Actuary (1989-1994),
                                                                           Hartford Life Insurance Company; Vice President and
                                                                           Chief Actuary (1997-Present), Hartford Life, Inc.
Schrandt, David T., 50            Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief
                                  Director, 1985*                          Executive Officer (1997-Present); Chief Operating
                                                                           Officer (1989-1997), Hartford Life and Accident
                                                                           Insurance Company; Director (1981-Present); President
                                                                           (1989-Present), Chief Executive Officer (1997-Present);
                                                                           Chief Operating Officer (1989-1997), Hartford Life
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.
Welsh, Walter C., 51              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior
                                                                           Vice President (1997-Present); Vice President
                                                                           (1995-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life Insurance Company; Vice President,
                                                                           Government Affairs (1997-Present), Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Director (1998-Present); Senior Vice President
                                  Director, 1998                           (1997-Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice President
                                                                           (1997-Present); Director, Risk Management Strategy
                                                                           (1996-Present); Vice President (1997), Hartford Life
                                                                           Insurance Company; Vice President, Investment Strategy
                                                                           (1997-Present), Hartford Life, Inc.; Vice President,
                                                                           Investment Strategy & Policy, Aetna Life and Casualty
                                                                           Company.
---------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford,
CT 06104-2999.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                DISTRIBUTION OF
                                THE GROUP POLICY



    Hartford intends to sell the Group Policy in all jurisdictions where it is licensed to do business. The Group Policy will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO"), or certain other registered Broker-Dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable federal and state laws. Each Broker-Dealer is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Group Policy. The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers is 6% of the premiums paid. In addition, expense allowances, service fees and asset-based trail commissions may be paid. The sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the second Certificate Anniversary.


                   SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS

    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL


    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE GROUP POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A GROUP POLICY DESCRIBED HEREIN.



    It should be understood that any detailed description of the Federal income tax consequences regarding the purchase of the Group Policy cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of Federal tax considerations is based upon Hartford's understanding of current Federal income tax laws as they are currently interpreted.



                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT



    The Separate Account is taxed as a part of Hartford, which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Detailed Description of Certificate Benefits and Provisions -- Values Under the Certificate," on page 15). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.


    Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

                    INCOME TAXATION OF CERTIFICATE BENEFITS


    For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.



    During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.


    Hartford also believes that any Loan received under a Certificate will be treated as Debt of the Owner, and that no

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   29
--------------------------------------------------------------------------------

part of any Loan under a Certificate will constitute income to the Owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

    Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

    The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          MODIFIED ENDOWMENT CONTRACTS


    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums. Computational rules for the seven-pay test are described in Section 7702A(c).


    A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment policy are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% additional tax, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment policy, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.

    If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment policy rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

    All modified endowment policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

                          DIVERSIFICATION REQUIREMENTS


    Section 817 of the Code provides that a variable life insurance policy (other than a pension plan policy) will not be treated as a life insurance policy for any period during which the investments made by the separate account underlying the policy are not adequately diversified in accordance with regulations prescribed by the Treasury. If a policy is not treated as a life insurance policy, the policy owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, generally require that no more than 55% of the value of the total assets of the segregated asset account (such as the Funds) underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension policy owners will be subject to current tax on the increase in cash value in the policy.



    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either the company or Owner must agree to pay the tax due for the period during which the diversification standards were not met. The amount required to be paid shall be an amount based upon the tax that would have been owed by the policy owner if they were treated as receiving the income on the policy for such period or periods.

30                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

                            OTHER TAX CONSIDERATIONS

    Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.
                                    EXPERTS


    The audited statutory-basis financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to said report on the statutory-basis financial statements of Hartford which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.



    The hypothetical illustrations included in this Prospectus and Registration Statement have been approved by Pauline Gyllenhammer, ASA, MAAA, Senior Actuarial Associate, are included in reliance upon her opinion as to their reasonableness.


                             REGISTRATION STATEMENT


    A registration statement has been filed with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, the Group Policies and the Certificates.

  As Filed with the Securities and Exchange Commission on February 18, 1998.

                                                               File No. 33-63731

                          SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549


                            POST-EFFECTIVE AMENDMENT NO. 4
                                     TO FORM S-6

                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
                  SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                     FORM N-8B-2


A.   Exact name of trust: ICMG Registered Variable Life Separate Account One

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C. Complete address of depositor's principal executive offices: P.O. Box 2999 Hartford, CT 06104-2999


D.   Name and complete address of agent for service:

     Leslie T. Soler, Esq.
     Hartford Life
     P.O. Box 2999
     Hartford,  06104-2999

     It is proposed that this filing will become effective:

          ___  immediately upon filing pursuant to paragraph (b) of Rule 485
          ___  on ___________, 1998, pursuant to paragraph (b) of Rule 485
          ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _x_ on May 1, 1998, pursuant to paragraph (a)(1) of Rule 485

     If appropriate check the following:


          ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


E. Title and amount of securities being registered: Group Flexible Premium Variable Life Insurance Policies. Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of these group flexible premium variable life insurance policies. The Rule 24f-2 Notice for the Registrant's most recent fiscal year was filed on or about February 28, 1997.



F. Proposed maximum aggregate offering price to the public of the securities being registered: N/A



G.   Amount of filing fee: N/A


H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                           RECONCILIATION AND TIE BETWEEN
                             FORM N-8B-2 AND PROSPECTUS


ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     1.             Cover page

     2.             Cover page

     3.             Not applicable

     4.             Hartford; Distribution of the Group Policy

     5.             Summary - The Separate Account

     6.             The Separate Account

     7.             Not required by Form S-6

     8.             Not required by Form S-6

     9.             Legal Proceedings

     10.            Summary; The Funds; Detailed Description of
                    Certificate Benefits and Provisions; Other Matters
                    - Voting Rights, Dividends

     11.            Summary; The Funds

     12.            Summary; The Funds


     13.            Deductions and Charges From Investment Value;
                    Distribution of the Group Policy; Federal Tax
                    Considerations


     14. Detailed Description of Certificate Benefits and Provisions - Enrollment for a Certificate

     15. Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments

     16.            The Funds; Detailed Description of Certificate
                    Benefits and Provisions - Allocation of Premium Payments

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

     17.            Summary; Detailed Description of Certificate
                    Benefits and Provisions - Values Under the
                    Certificate, Surrender of the Certificate, The Right to Examine the Certificate


     18. The Funds; Detailed Description of Certificate Benefits and Provisions - Deductions and Charges From Investment Value; Federal Tax
                    Considerations


     19.            Other Matters - Statements to Owners

     20.            Not applicable

     21.            Detailed Description of Certificate Benefits and
                    Provisions - Loans

     22.            Not applicable

     23.            Safekeeping of the Separate Account Assets

     24.            Other Matters - Assignment


     25.            Hartford


     26.            Not applicable


     27.            Hartford



     28.            Hartford; Executive Officers and Directors



     29.            Hartford

     30.            Not applicable

     31.            Not applicable

     32.            Not applicable

     33.            Not applicable

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------
          34.       Not applicable


          35.       Distribution of the Group Policy


          36.       Not required by Form S-6

          37.       Not applicable


          38.       Distribution of the Group Policy




          39.       Hartford; Distribution of the Group Policy

          40.       Not applicable

          41.       Hartford; Distribution of the Group Policy

          42.       Not applicable

          43.       Not applicable

          44. Detailed Description of Certificate Benefits and Provisions - Allocation of Premium Payments

          45.       Not applicable


          46. Detailed Description of Certificate Benefits and Provisions - Values Under the Certificate


          47.       The Funds

          48.       Cover page; Hartford

          49.       Not applicable

          50.       The Separate Account

          51.       Summary; Hartford; Detailed Description of
                    Certificate Benefits and Provisions

          52.       The Funds - General

          53.       Federal Tax Considerations

ITEM NO. OF
FORM N-8B-2         CAPTION IN PROSPECTUS
-----------         ---------------------

          54.       Not applicable

          55.       Not applicable

          56.       Not required by Form S-6

          57.       Not required by Form S-6

          58.       Not required by Form S-6

          59.       Not required by Form S-6

                               PEGASUS PROVIDER
                     GROUP FLEXIBLE PREMIUM VARIABLE LIFE
                              INSURANCE POLICIES
                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999
[LOGO]                     TELEPHONE (800) 861-1408

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


This Prospectus describes a group flexible premium variable life insurance policy (the "Group Policies," and each individually a "Group Policy") and certificates of insurance (the "Certificates," and each individually a "Certificate") offered by Hartford Life and Annuity Insurance Company ("Hartford"). The Certificates are designed to provide lifetime insurance coverage to the Insured(s) named in the Certificates, and maximum flexibility in connection with premium payments and the Death Benefit, together with an opportunity to participate in the investment experience of ICMG Registered Variable Life Separate Account One. For a given amount of Death Benefit chosen, the Owner has considerable flexibility in selecting the timing and amount of premium payments. In addition to the Initial Premium payment, additional premium payments are also allowed.



Group Policies may be issued to a Participating Employer or to a trust that is adopted by a Participating Employer. Eligible employees of Participating Employers may own Certificates issued under their respective Participating Employer's Group Policy. The Owners possess all rights and interests under the Group Policy. The Owners are provided with the Certificates, which describe each Owner's rights, benefits, and options under the Group Policy.



Sales agents can provide prospective purchasers with individualized sales illustrations which reflect all the fees and charges associated with the Certificate options selected.



The Certificates provide for a Death Benefit, pursuant to which Death Proceeds are payable at the Insured's death. You may select one of two Death Benefit options. Death Benefit Option A is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Death Benefit Option B is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Variable Insurance Amount. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable.


The Investment Value of a Certificate will also vary up or down to reflect the investment experience of the Investment Divisions to which Net Premiums have been allocated. The Owner bears the investment risk for all amounts so allocated.


The Portfolios underlying the Investment Divisions presently are: the VIP High Income Portfolio, the VIP Equity-Income Portfolio, and the VIP Money Market Portfolio of Variable Insurance Products Fund; the VIP II Asset Manager Portfolio of Variable Insurance Products Fund II; the VIP III Growth Opportunities Portfolio of Variable Insurance Products Fund III; the Pegasus Bond Fund, the Pegasus Growth and Value Fund, the Pegasus Mid-Cap Opportunity Fund, the Pegasus Growth Fund, and the Pegasus Intrinsic Value Fund of Pegasus Variable Funds; and the Putnam VT International Growth Fund, the Putnam VT Vista Fund, and the Putnam VT Voyager Fund of Putnam Variable Trust.


--------------------------------------------------------------------------------

IT MAY NOT BE ADVANTAGEOUS TO PURCHASE FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE AS A REPLACEMENT FOR YOUR CURRENT LIFE INSURANCE OR IF YOU ALREADY OWN A FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY.
--------------------------------------------------------------------------------


THIS PROSPECTUS IS VALID ONLY IF ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE AVAILABLE UNDERLYING FUNDS WHICH CONTAIN A FULL DESCRIPTION OF THOSE FUNDS. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
--------------------------------------------------------------------------------

THE DATE OF THIS PROSPECTUS IS               , 1998.

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                               TABLE OF CONTENTS


                                                                         PAGE
                                                                         ----
 SPECIAL TERMS.........................................................    4
 SUMMARY...............................................................    6
 HARTFORD..............................................................    8
 THE SEPARATE ACCOUNT..................................................    8
 THE FUNDS.............................................................    9
   General.............................................................    9
     Variable Insurance Products Fund, Variable Insurance Products Fund
      II, and
      Variable Insurance Products Fund III.............................    9
     Pegasus Variable Funds............................................   10
     Putnam Variable Trust.............................................   10
   The Portfolios......................................................   10
 DETAILED DESCRIPTION OF CERTIFICATE BENEFITS AND PROVISIONS...........   11
   General.............................................................   11
   Issuance of a Certificate...........................................   11
   Premiums............................................................   11
     Premium Payment Flexibility.......................................   11
     Allocation of Premium Payments....................................   12
     Accumulation Units................................................   12
     Accumulation Unit Values..........................................   12
     Premium Limitation................................................   13
   Values Under the Certificate........................................   13
   Surrender of the Certificate........................................   13
     Partial Withdrawals...............................................   13
   Transfers Among Investment Divisions................................   13
     Amount and Frequency of Transfers.................................   13
     Transfers To or from Investment Divisions.........................   14
     Asset Rebalancing.................................................   14
     Procedures for Telephone Transfers................................   14
   Valuation of Payments and Transfers.................................   14
     Processing of Transactions........................................   14
   Loans...............................................................   14
     Loan Interest.....................................................   15
     Credited Interest.................................................   15
     Loan Repayments...................................................   15
     Termination Due to Excessive Debt.................................   15
     Effect of Loans on Investment Value...............................   15
   Death Benefit.......................................................   15
     Minimum Death Benefit Testing Procedures..........................   15
     Death Benefit Options.............................................   15
     Option Change.....................................................   16
     Payment Options...................................................   16
     Legal Developments Regarding Income Payments......................   16
     Beneficiary.......................................................   16
     Increases and Decreases in Face Amount............................   16
   Benefits at Maturity................................................   17
   Termination of Participation in the Group Policy....................   17
   Lapse and Reinstatement While the Group Policy Is In Effect.........   17
     Lapse and Grace Period............................................   17
     Reinstatement.....................................................   17
   Enrollment for a Certificate........................................   17
   The Right to Examine the Certificate................................   18

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------


                                                                         PAGE
                                                                         ----
   Deductions from Premium.............................................   18
     Front-End Sales Load..............................................   18
     Premium Related Tax Charge........................................   18
     DAC Tax Charge....................................................   18
   Deductions and Charges from Investment Value........................   18
     Monthly Deduction Amount..........................................   18
   Mortality and Expense Risk Charge...................................   19
   Taxes...............................................................   19
 OTHER MATTERS.........................................................   20
   Additions, Deletions or Substitutions of Investments................   20
   Voting Rights.......................................................   20
   Our Rights..........................................................   20
   Statements to Owners................................................   21
   Limit on Right to Contest...........................................   21
   Misstatement as to Age or Sex.......................................   21
   Assignment..........................................................   21
   Dividends...........................................................   21
   Experience Credits..................................................   21
 SUPPLEMENTAL BENEFITS.................................................   21
   Maturity Date Extension Rider.......................................   21
 EXECUTIVE OFFICERS AND DIRECTORS......................................   21
 DISTRIBUTION OF THE GROUP POLICY......................................   25
 SAFEKEEPING OF THE SEPARATE ACCOUNT ASSETS............................   25
 FEDERAL TAX CONSIDERATIONS............................................   26
   General.............................................................   26
   Taxation of Hartford and the Separate Account.......................   26
   Income Taxation of Certificate Benefits.............................   26
   Modified Endowment Contracts........................................   26
   Diversification Requirements........................................   27
   Federal Income Tax Withholding......................................   27
   Other Tax Considerations............................................   27
 LEGAL PROCEEDINGS.....................................................   27
 EXPERTS...............................................................   27
 REGISTRATION STATEMENT................................................   28
 FINANCIAL STATEMENTS..................................................


             THE GROUP POLICIES MAY NOT BE AVAILABLE IN ALL STATES.

    THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE. NO DEALER OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED ON.

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCUMULATION UNIT: An accounting unit of measure used to calculate the value of an Investment Division.

ADJUSTABLE LOAN INTEREST RATE: The interest rate charged on Loans that is adjusted from time to time by Hartford. The method of calculation of the Adjustable Loan Interest Rate is described later in this Prospectus.

ATTAINED AGE: The Issue Age plus the period since the Coverage Date.


BENEFICIARY: The person so designated by the Owner in the Certificate.


CASH SURRENDER VALUE: The Cash Value, less Debt, less any charges accrued but not yet deducted.

CASH VALUE: The Investment Value plus the Loan Account Value.


CERTIFICATE: The form evidencing and describing the Owner's rights, benefits, and options under the Group Policy. The Certificate will describe, among other things, (i) the benefits for the named Insured, (ii) to whom the benefits are payable and (iii) the limits and other terms of the Group Policy as they pertain to the Insured.


CERTIFICATE ANNIVERSARY: An anniversary of the Coverage Date.


CHARGE DEDUCTION DIVISION: An Investment Division from which all charges are deducted if so designated in the Enrollment Form or later elected.


CODE: The Internal Revenue Code of 1986, as amended.


COVERAGE DATE: The date insurance under the Certificate is effective as to an Insured and from which Coverage Months and Coverage Years are determined.



COVERAGE MONTH(S): The 1-month period following the Coverage Date and each anniversary thereof.


COVERAGE YEAR(S): The 12 month period following the Coverage Date and each anniversary thereof.

CUSTOMER SERVICE CENTER: The service area of Hartford Life and Annuity Insurance Company.


DEATH BENEFIT: The Death Benefit option in effect determines how the Death Benefit is calculated. The two Death Benefit options are described under "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 15.


DEATH PROCEEDS: The Death Benefit less outstanding Debt plus any rider benefits payable.

DEBT: The aggregate amount of outstanding Loans, plus any interest accrued at the Adjustable Loan Interest Rate.


ENROLLMENT FORM: The form required to be filled out prior to issuance of a Certificate. The specific form used will depend on the underwriting classification and plan design.


FACE AMOUNT: The minimum Death Benefit as long as the Certificate is in force. It is specified at issue and may be changed after issue on request, or due to a change in Death Benefit option or a partial withdrawal.


FUNDS: The registered open-end management investment companies in which assets of the Investment Divisions of the Separate Account may be invested. Currently, the Funds include: (i) Variable Insurance Products Fund ("VIP"), managed by Fidelity Management & Research Company ("FMR"); (ii) Variable Insurance Products Fund II ("VIP II"), managed by FMR; (iii) Variable Insurance Products Fund III ("VIP III"), managed by FMR; (iv) Pegasus Variable Funds, managed by First Chicago NBD Investment Management Company ("FCNIMCO"); and (v) Putnam Variable Trust, managed by Putnam Investment Management, Inc.("Putnam Management").


GENERAL ACCOUNT: The assets of Hartford other than those allocated to the Separate Account.


GRACE PERIOD: The 61-day period, measured in calendar days, following the date We mail to the Owner notice that the Cash Surrender Value is insufficient to pay the charges due. Unless the Owner has given Us written notice of the termination in advance of the date of termination of any Certificate, insurance will continue in force during this period.


GROUP POLICY: The group flexible premium variable life insurance policy issued by Hartford and described in this Prospectus.


HARTFORD (ALSO REFERRED TO AS "WE," "US," "OUR"): Hartford Life and Annuity Insurance Company.


IN WRITING: In a written form satisfactory to Us.


INITIAL PREMIUM: The amount of premium initially payable shown in Your Certificate.



INSURED: The person on whose life the Certificate is issued. The Insured is identified in the Certificate .



INVESTMENT DIVISION: A separate division of the Separate Account which invests exclusively in the shares of a specified Portfolio of a Fund. The Separate Account currently offers 13 Investment Divisions: (i) the Fidelity VIP High Income Investment Division, (ii) the Fidelity VIP Equity-Income Investment Division, (iii) the Fidelity VIP Money Market Investment Division, (iv) the Fidelity VIP II Asset Manager Investment Division, (v) the Fidelity VIP III Growth Opportunities Investment Division, (vi) the Pegasus Bond Investment Division, (vii) the Pegasus Growth and Value Investment Division, (viii) the Pegasus Mid-Cap Opportunity Investment Division, (ix) the Pegasus Growth

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------


Investment Division, (x) the Pegasus Intrinsic Value Investment Division, (xi) the Putnam VT International Growth Investment Division, (xii) the Putnam VT Vista Investment Division, and (xiii) the Putnam VT Voyager Investment Division.


INVESTMENT VALUE: The sum of the values of assets in the Investment Divisions under the Certificate.


ISSUE AGE: The Insured's age on the birthday nearest to the Coverage Date.


LOAN: Any amount borrowed against the Investment Value under a Certificate.


LOAN ACCOUNT: That portion of Hartford's General Account to which amounts are transferred as a result of a Loan. The Loan Account is credited with interest and does not participate in the investment experience of the Separate Account.


LOAN ACCOUNT VALUE: The amounts of the Investment Value transferred to (or from) the General Account to secure Loans, plus interest accrued at the daily equivalent of an annual rate equal to the Adjustable Loan Interest Rate actually charged, reduced by not more than 1%.


MATURITY DATE: The date on which an Insured's coverage matures as shown in the Certificate. We will pay the Cash Surrender Value, if any, if the Insured is living on the Maturity Date, upon surrender of the Certificate to Hartford.


MONTHLY DEDUCTION AMOUNT: The fees and charges deducted from the Investment Value on the Processing Date.

NET AMOUNT AT RISK: The Death Benefit less the Cash Value.

NET PREMIUM: The amount of premium actually credited to the Investment
Divisions.

NYSE: The New York Stock Exchange.


OWNER (ALSO REFERRED TO AS "YOU" OR "YOUR"): The person or legal entity so designated in the Enrollment Form or as subsequently changed. The Owner may be someone other than the Insured. The Owner possesses all rights under the Group Policy with respect to the Certificate.


PARTICIPATING EMPLOYER: A participating employer, or a trust sponsored by a participating employer, to which Hartford issues the Group Policy described in this Prospectus.


PORTFOLIO: A separate mutual fund, series or portfolio of the Funds. There are currently 13 Portfolios available under the Policies: the VIP High Income Portfolio, the VIP Equity-Income Portfolio, and the VIP Money Market Portfolio of VIP Fund; the VIP II Asset Manager Portfolio of VIP Fund II; the VIP III Growth Opportunities Portfolio of VIP Fund III; the Pegasus Bond Fund, the Pegasus Growth and Value Fund, the Pegasus Mid-Cap Opportunity Fund, the Pegasus Growth Fund, and the Pegasus Intrinsic Value Fund of Pegasus Variable Funds; and the Putnam VT International Growth Fund, the Putnam VT Vista Fund, and the Putnam VT Voyager Fund of Putnam Variable Trust.


PRO RATA BASIS: An allocation method based on the proportion of the Investment Value in each Investment Division.

PROCESSING DATE(S): The day(s) on which We deduct charges from the Investment Value. The first Processing Date is the Coverage Date. There is a Processing Date each month. Later Processing Dates are on the same calendar day as the Coverage Date, or on the last day of any month which has no such calendar day.

PROCESSING PERIOD: The period from the Coverage Date to the next Processing Date, and thereafter, the period from one Processing Date to the next.


SEC: U.S. Securities and Exchange Commission.


SEPARATE ACCOUNT: ICMG Registered Variable Life Separate Account One, an account established by Hartford to separate the assets funding the Group Policies from other assets of Hartford.


VALUATION DAY: Each business day that Hartford and each of the Funds value their respective investment portfolios, unless the Certificate indicates otherwise. A business day is any day the NYSE is open for trading or any day the SEC requires mutual funds, unit investment trusts or other investment portfolios to be valued. The value of the Separate Account is determined at the close of the NYSE (generally 4:00 p.m. Eastern Time) on such days.


VALUATION PERIOD: The period between the close of business on successive Valuation Days.

VARIABLE INSURANCE AMOUNT: The Cash Value multiplied by the applicable variable insurance factor provided in the Certificate.

VIP: Variable Insurance Products Fund.

VIP II: Variable Insurance Products Fund II.

VIP III: Variable Insurance Products Fund III.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                    SUMMARY


                                THE GROUP POLICY



    The Group Policies, and the Certificates, offered by this Prospectus are funded by the Separate Account, a separate account established by Hartford pursuant to Connecticut insurance law and organized as a unit investment trust registered under the Investment Company Act of 1940 (the "1940 Act"). The Separate Account has 13 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds.



    Depending upon the state of issuance of Your Certificate and the applicable provisions of Your Certificate, Your initial Net Premium will, when Your Certificate is issued, either be (1) invested in the Fidelity VIP Money Market Investment Division during the right to examine period or (2) invested immediately in Your chosen Investment Divisions, upon Our receipt thereof. IF YOUR INITIAL NET PREMIUM IS INVESTED IMMEDIATELY IN YOUR CHOSEN INVESTMENT DIVISIONS, YOU WILL BEAR FULL INVESTMENT RISK FOR ANY AMOUNTS ALLOCATED TO THE INVESTMENT DIVISIONS DURING THE RIGHT TO EXAMINE PERIOD. Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate. You must fill out and send Us the appropriate form In Writing or comply with other designated Hartford procedures if You would like to change how subsequent Net Premiums are allocated. See "Allocation of Premium Payments," page 12.



    Pursuant to the Certificates, each selected Investment Division is credited with Accumulation Units and each selected Investment Division's assets are invested in the applicable underlying Portfolio. Subject to certain restrictions, an Owner may transfer amounts among the available Investment Divisions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Among Investment Divisions," page 13.



    The Group Policies are first and foremost life insurance policies and the Certificates evidencing an Owner's interest in the Group Policies provide for death benefits, cash values, and other features traditionally associated with life insurance. The Group Policies are "flexible premium" because, once the desired level and pattern of the Death Benefit have been determined, a purchaser has considerable flexibility in the selection of the timing and amount of premium to be paid. The Group Policies are called "variable" because, unlike the fixed benefits of an ordinary whole life insurance policy, the Investment Value under a Certificate will, and the Death Benefit may, increase or decrease depending on the investment experience of the Investment Divisions to which the Net Premiums have been allocated. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 15.


                                 DEATH BENEFIT


    The Certificates provide for two Death Benefit options. Under Death Benefit Option A, the Death Benefit is an amount equal to the larger of (1) the Face Amount and (2) the Variable Insurance Amount. Under Death Benefit Option B, the Death Benefit is an amount equal to the larger of (1) the Face Amount plus the Cash Value and (2) the Variable Insurance Amount. At the death of the Insured, We will pay the Death Proceeds to the Beneficiary. The Death Proceeds equal the Death Benefit less outstanding Debt plus any rider benefits payable under the Certificate. See "Detailed Description of Certificate Benefits and Provisions -- Death Benefit," page 15.


                                    PREMIUM

    You have considerable flexibility as to when and in what amounts You pay premiums.


    No premium payment will be accepted which causes the Certificate to fail to meet the tax qualification guidelines for life insurance under the Code.


                                GENERAL ACCOUNT


    Amounts allocated to the Loan Account to secure a Loan become part of the General Account assets of Hartford. Hartford invests the assets of the General Account in accordance with applicable law governing the investments of insurance company general accounts. See "Detailed Description of Certificate Benefits and Provisions -- Loans," page 14.


                            DEDUCTIONS FROM PREMIUM


    Prior to the allocation of premiums to the selected Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, state premium taxes, and the Deferred Acquisition Cost ("DAC") tax charge. The amount of each premium allocated among the Investment Divisions is Your Net Premium.


                              FRONT-END SALES LOAD

    When We receive a Premium Payment, We deduct a front-end sales load. The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid for Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.


    The front-end sales load covers expenses relating to the sale and distribution of the Certificates and may be reduced for certain sales of the Certificates under circumstances which result in savings of such sales and distribution

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------


expenses. For more information concerning the front-end sales load, see "Detailed Description of Certificate Benefits and Provisions -- Deductions from Premium," page 18.


                         LIMITS ON FRONT-END SALES LOAD


    Certain insurance laws and regulations limit the front-end sales load which can be assessed against the Certificates. The front-end sales load assessed in the Certificates complies with these limitations.


                           PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford by various states and jurisdictions that are attributable to premiums. The percentage actually deducted will vary by locale depending on the tax rates in effect there. The range is generally between 0% and 4%.

                                 DAC TAX CHARGE


    Hartford deducts 1.25% of each premium to cover a federal premium tax assessed against Hartford. This charge is reasonable in relation to Hartford's federal income tax burden, under Code Section 848, resulting from the receipt of premiums. We will adjust the charge based on changes in the applicable tax law.


                             DEDUCTIONS AND CHARGES
                             FROM INVESTMENT VALUE


    As with many other types of insurance policies, each Certificate will have an Investment Value. The Investment Value of the Certificate will increase or decrease to reflect the investment experience of the chosen Investment Divisions, deductions for the Monthly Deduction Amount and any amounts transferred from the Investment Divisions into the Loan Account. There is no minimum guaranteed Investment Value and the Owner bears the risk of the investment in the underlying Portfolios. See "Detailed Description of Certificate Benefits and Provisions -- Deductions and Charges from Investment Value," page 18.



    We will subtract amounts from Your Investment Value to provide for the Monthly Deduction Amount. These will be taken from the Charge Deduction Division, as specified in the Certificate. If there is insufficient Investment Value in the Charge Deduction Division:



(1) Hartford will apply the Investment Value of the Charge Deduction Division to the charges due and set the Investment Value in the Charge Deduction Division to zero; and



(2) any additional amount due will be allocated among the remaining Investment Divisions on a Pro Rata Basis.



    If no Charge Deduction Division is selected, any amounts due will be taken on a Pro Rata Basis from Your chosen Investment Divisions on each Processing Date.


    The Monthly Deduction Amount equals:

(a) the administrative expense charge; plus


(b) the charges for cost of insurance; plus



(c) the charges for additional benefits provided by rider, if any.



    Hartford may also set up a provision for income taxes imposed on the assets of the Separate Account. See "Deductions and Charges from Investment Value," page 18, and "Federal Tax Considerations," page 26.



                       MORTALITY AND EXPENSE RISK CHARGE



    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of each Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis.


                           CHARGES AGAINST THE FUNDS


    The Separate Account purchases Fund shares at net asset value. The net asset value of those shares reflects investment advisory fees and administrative and other expenses deducted from the assets of the Portfolios. Applicants should review the prospectuses for the Funds which accompany this Prospectus for a description of the charges assessed against the assets of each of the Portfolios.



    The following table shows annual operating expenses after reimbursement for 1997:



                      ANNUAL PORTFOLIO OPERATING EXPENSES
                              AFTER REIMBURSEMENT
                        (as a percentage of net assets)



                                                                       TOTAL
                                     MANAGEMENT         OTHER        OPERATING
                                         FEE          EXPENSES       EXPENSES
                                   ---------------  -------------  -------------
VIP High Income Portfolio (1)....             %               %              %
VIP Equity-Income Portfolio......             %               %              %
VIP Money Market Portfolio.......             %               %              %
VIP II Asset Manager Portfolio
 (1).............................             %               %              %
VIP III Growth Opportunities
 Portfolio.......................             %               %              %
Pegasus Bond Fund (2)............             %               %              %
Pegasus Growth and Value Fund
 (2).............................             %               %              %
Pegasus Mid-Cap Opportunity Fund
 (2).............................             %               %              %

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                                                       TOTAL
                                     MANAGEMENT         OTHER        OPERATING
                                         FEE          EXPENSES       EXPENSES
                                   ---------------  -------------  -------------
Pegasus Growth Fund (2)..........             %               %              %
Pegasus Intrinsic Value Fund
 (2).............................             %               %              %
Putnam VT International Growth
 Fund (3)........................             %               %              %
Putnam VT Vista Fund (3).........             %               %              %
Putnam VT Voyager Fund (3).......             %               %              %


----------


(1) A portion of the brokerage commissions that certain Portfolios pay was used to reduce expenses. In addition, certain Portfolios have entered into arrangements with their custodian and transfer agent whereby interest earned on uninvested cash balances was used to reduce custodian and transfer agent expenses.



(2) Operating expenses of these Portfolios of the Pegasus Variable Funds reflect the management fee schedule that will be in effect for future periods combined with the historic or anticipated expense levels for the Portfolios. FCNIMCO has agreed to waive portions of the management fee through December 31, 1998, in order to keep total portfolio operating expenses at the levels shown in the table.



(3) Expenses of these Portfolios have been restated to reflect a 12b-1 fee of 0.15% payable to Class I-B shares.

                                     LOANS


    An Owner may obtain a cash Loan from Hartford. The Loan is secured by the Owner's Certificate. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. See "Detailed Description of Certificate Benefits and Provisions -- Loans," page 14.

                      THE RIGHT TO EXAMINE THE CERTIFICATE


    An applicant has a limited right to return his or her Certificate. Subject to applicable state regulations, if the applicant returns the Certificate within 10 calendar days after delivery of the Certificate Hartford will return to the applicant, within seven days thereafter, either (i) the premium paid or (ii) the Cash Value under the Certificate plus charges deducted. See "The Right to Examine the Certificate," page 18.

                                TAX CONSEQUENCES


    The current federal tax law generally excludes all Death Benefit payments from the gross income of the Beneficiary under the Certificate. See "Federal Tax Considerations," page 26.



    There are circumstances when the Certificate may become a Modified Endowment Contract underFederal tax law. If it does, Loans and other pre-death distributions are includable in gross income on an income-first basis. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. Prospective purchasers and Owners are advised to consult a qualified tax adviser before taking steps that may affect whether the Certificate becomes a Modified Endowment Contract. Hartford has instituted procedures to monitor whether a Certificate may become a Modified Endowment Contract after issue. See "Federal Tax Considerations -- Modified Endowment Contract" for a discussion of the "seven-pay" test, page 26.


                                    HARTFORD



    Hartford Life and Annuity Insurance Company ("Hartford") is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States and the District of Columbia, except New York. Effective on January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. Hartford was originally incorporated under the laws of Wisconsin on January 9, 1956, and was subsequently redomiciled to Connecticut. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. Hartford is a subsidiary of Hartford Fire Insurance Company, one of the largest multiple lines insurance carriers in the United States. Hartford is ultimately controlled by The Hartford Financial Services Group, Inc., a Delaware corporation.



    Hartford is rated A+ (superior) by A.M. Best and Company, Inc., on the basis of its financial soundness and operating performance. Hartford is rated AA by Standard & Poor's and AA+ by Duff and Phelps on the basis of its claims paying ability. These ratings do not apply to the investment performance of the Sub-Accounts. The ratings apply to Hartford's ability to meet its insurance obligations, including those described in this Prospectus.

                              THE SEPARATE ACCOUNT


    ICMG Registered Variable Life Separate Account One is a separate account established by Hartford on October 9, 1995, under the insurance laws of the State of Connecticut, pursuant to a resolution of Hartford's Board of Directors. The Separate Account is organized as a unit investment trust and is registered with the SEC under the 1940 Act. Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate Account. The Separate Account meets the definition of a "separate account" under the federal securities laws.



    Under Connecticut law, the assets of the Separate Account are held exclusively for the benefit of Owners and persons entitled to payments under the Group Policies and

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------


the Certificates and owners of any other policies which may be available through the Separate Account. The assets of the Separate Account are owned by Hartford and the obligations under the Group Policies and the Certificates are obligations of Hartford. These assets are held separately from the other assets of Hartford and income, gains and losses incurred on the assets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of Hartford (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). Therefore, the investment performance of the Separate Account is entirely independent of the investment performance of the General Account assets or any other separate account maintained by Hartford.



    The Separate Account has 13 Investment Divisions dedicated to the Group Policies, each of which invests solely in a corresponding Portfolio of the Funds. Additional Investment Divisions may be established at the discretion of Hartford. The Separate Account may include other divisions which will not be available under the Group Policies.

                                   THE FUNDS

                                    GENERAL


    The shares of the Portfolios are sold by the Funds to the Separate Account. The assets of the Separate Account attributable to the Group Policies are invested exclusively in the Investment Divisions. An Owner may allocate Net Premium payments among the Investment Divisions. Owners should review the brief descriptions of the investment objectives of each of the Portfolios in connection with that allocation. See "The Funds -- The Portfolios," page 10.



    Each Fund continually issues an unlimited number of full and fractional shares of beneficial interest in the relevant Portfolios. In addition to being offered to the Separate Account, each Fund's shares are or may be offered to other separate accounts funding variable annuity contracts and variable life insurance policies issued by Hartford or its affiliates and to separate accounts of other insurance companies. It is conceivable that in the future it may become disadvantageous for both variable annuity and variable life insurance separate accounts or for separate accounts of other life insurance companies to invest in shares of the Funds simultaneously. Although neither Hartford nor any of the Funds currently foresee any such disadvantage, each Fund's Board of Trustees will monitor events in order to identify any material conflict between different variable annuity and variable life owners and to determine what action, if any, should be taken in response thereto, including the possible withdrawal of the Separate Account's participation in any of the Funds. Material conflicts could result from such things as (1) changes in state insurance law, (2) changes in federal income tax law, (3) changes in the investment management of any Portfolio of the Funds, or (4) differences between voting instructions given by variable annuity and variable life owners. If the Boards of Trustees were to conclude that separate underlying funds should be established for variable annuity and variable life insurance separate accounts, Hartford will bear the attendant expenses.



    All investment income of, and other distributions to, each Investment Division arising from the applicable Portfolio are reinvested in shares of that Portfolio at net asset value. Hartford will purchase Portfolio shares in connection with Net Premium payments allocated to the applicable Investment Division in accordance with Owners' instructions and will redeem Portfolio shares to meet obligations under the Group Policies and the Certificates or make adjustments in reserves, if any. The Funds are required to redeem Portfolio shares at net asset value and generally to make payment within seven (7) calendar days.


    Applicants should read each of the Fund prospectuses accompanying this Prospectus in connection with the purchase of a Certificate.


VARIABLE INSURANCE PRODUCTS FUND ("VIP"),
VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")
AND VARIABLE INSURANCE PRODUCTS FUND III ("VIP III") (EACH,
A "FIDELITY FUND" AND COLLECTIVELY, THE "FIDELITY FUNDS").



    The Separate Account currently invests in the Fidelity Funds. The Fidelity Funds are diversified, open-end management investment companies organized as Massachusetts business trusts by Fidelity Management & Research Company ("FMR") and registered under the 1940 Act. The Fidelity Funds consist of several investment portfolios, including VIP Equity-Income Portfolio, VIP High Income Portfolio, VIP Money Market Portfolio, VIP II Asset Manager Portfolio, and VIP III Growth Opportunities Portfolio, which are available as part of Pegasus Provider.



    Each Fidelity Fund is composed of multiple classes of shares with a common investment objective and investment portfolio. The original class ("Original Class") of shares is offered at net asset value and is not subject to a 12b-1 fee. The service class ("Service Class") shares are offered at net asset value and are subject to a 12b-1 fee. Each class of shares is offered through its own prospectus. Service Class shares of VIP Equity-Income Portfolio, VIP High Income Portfolio, VIP II Asset Manager Portfolio, and VIP III Growth Opportunities Portfolio and Original Class shares of VIP Money Market Portfolio are available under the Group Policy.



    The Fidelity Funds are each managed by FMR. FMR is one of America's largest investment management organizations. It is composed of a number of different companies, which provide a variety of financial services and products. FMR is the original Fidelity company, founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services.

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

PEGASUS VARIABLE FUNDS


    The Separate Account currently invests in shares of the Pegasus Variable Funds, a diversified open-end management investment company registered under the 1940 Act and organized as a Delaware business trust. The Pegasus Variable Funds consists of seven series, including Pegasus Bond Fund, Pegasus Growth and Value Fund, Pegasus Mid-Cap Opportunity Fund, Pegasus Growth Fund and Pegasus Intrinsic Value Fund, which are available as part of Pegasus Provider.


    First Chicago NBD Investment Management Company ("FCNIMCO") is the investment adviser to Pegasus Variable Funds. FCNIMCO is a wholly-owned subsidiary of The First National Bank of Chicago, which, in turn, is a wholly-owned subsidiary of First Chicago NBD Corporation, a registered bank holding company. Included among FCNIMCO's accounts are pension and profit-sharing funds for major corporations and state and local governments, commingled trust funds and a variety of institutional and personal advisory accounts, estates and trusts, either directly or through investment services provided through its bank affiliates. FCNIMCO also acts as investment adviser for other registered investment companies and investment company portfolios.

PUTNAM VARIABLE TRUST

    The Separate Account currently invests in shares of Putnam Variable Trust, a diversified open-end management investment company registered under the 1940 Act and organized as a Massachusetts business trust. Putnam Variable Trust consists of sixteen funds, including Putnam VT International Growth Fund, Putnam VT Vista Fund and Putnam VT Voyager Fund, which are available as part of Pegasus Provider.

    Putnam Investment Management, Inc. ("Putnam Management") serves as the investment manager of Putnam Variable Trust. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary policies. Putnam Management and its affiliates are wholly-owned subsidiaries of Marsh & McLennan Companies, Inc., a publicly owned holding company whose principal businesses are international insurance brokerage and employee benefit consulting.

                                 THE PORTFOLIOS


 VIP HIGH INCOME PORTFOLIO



    VIP High Income Portfolio seeks high current income primarily through investments in all types of income-producing debt securities, preferred stocks and convertible securities. Although the Portfolio has no limits on the quality and maturity of its investments, its strategy typically leads to longer-term, lower-quality, fixed-income securities. These domestic and foreign investments may present the risk of default or may be in default.


 VIP EQUITY-INCOME PORTFOLIO


    VIP Equity-Income Portfolio seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. This Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks (commonly referred to as "S&P 500"). The Portfolio may invest in high yielding, lower-rated securities (commonly referred to as "junk bonds") which are subject to greater risk than investments in higher-rated securities.


 VIP MONEY MARKET PORTFOLIO

    VIP Money Market Portfolio seeks as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality U.S. dollar denominated money market instruments of domestic and foreign issuers. An investment in the Portfolio is not insured or guaranteed by the U.S. Government, and there can be no assurance that the Portfolio will maintain a stable asset value per share of $1.00.

 VIP II ASSET MANAGER PORTFOLIO

    VIP II Asset Manager Portfolio seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term instruments.

 VIP III GROWTH OPPORTUNITIES PORTFOLIO

    VIP III Growth Opportunities Portfolio seeks to provide capital growth by investing primarily in common stocks and securities convertible into common stocks. The Portfolio also has the ability to purchase other securities, such as preferred stock and bonds, that may produce capital growth, and may invest in foreign securities without limitation.

 PEGASUS BOND FUND


    Pegasus Bond Fund seeks to maximize total rate of return by investing predominantly in intermediate and long-term debt instruments.


 PEGASUS GROWTH AND VALUE FUND


    Pegasus Growth and Value Fund seeks long-term capital growth, with income as a secondary consideration, by investing primarily in equity securities of larger companies that are attractively priced relative to their growth potential.


 PEGASUS MID-CAP OPPORTUNITY FUND

    Pegasus Mid-Cap Opportunity Fund seeks long-term capital appreciation by investing primarily in equity securities of companies with intermediate market capitalizations.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------


 PEGASUS GROWTH FUND


    Pegasus Growth Fund seeks long-term capital appreciation by investing primarily in equity securities of domestic issuers believed by FCNIMCO to have above-average growth characteristics.



 PEGASUS INTRINSIC VALUE FUND



    Pegasus Intrinsic Value Fund seeks long-term capital appreciation by investing primarily in equity securities believed by FCNIMCO to represent a value or potential worth which is not fully recognized by prevailing market prices.


 PUTNAM VT INTERNATIONAL GROWTH FUND

    Putnam VT International Growth Fund seeks capital appreciation by investing primarily in equity securities of companies located in countries other than the United States.

 PUTNAM VT VISTA FUND

    Putnam VT Vista Fund seeks capital appreciation by investing in a diversified portfolio of common stocks which Putnam Management believes have the potential for above-average capital appreciation.

 PUTNAM VT VOYAGER FUND

    Putnam VT Voyager Fund seeks capital appreciation by investing primarily in common stocks of companies that Putnam Management believes have potential for capital appreciation that is significantly greater than that of market averages.

    There is no assurance that any Portfolio will achieve its stated objectives. Owners are also advised to read the prospectuses for each of the Funds accompanying this Prospectus for more detailed information. Each Fund is subject to certain investment restrictions which may not be changed without the approval of a majority of the shareholders of the Fund. See the accompanying prospectuses for each of the Funds.
                              DETAILED DESCRIPTION
                            OF CERTIFICATE BENEFITS
                                 AND PROVISIONS

                                    GENERAL

    This Prospectus describes a flexible premium group variable life insurance policy where the Owner has considerable flexibility in selecting the timing and amount of premium payments.
                           ISSUANCE OF A CERTIFICATE


    Certificates will only be offered to eligible employees when provided by the Participating Employer. Individuals wishing to purchase a Certificate must complete an Enrollment Form In Writing, which must be received by Our Customer Service Center before a Certificate will be issued. A Certificate will not be issued with a specified Face Amount of less than the minimum Face Amount. Acceptance is subject to Hartford's underwriting rules then in effect. Hartford reserves the right to reject an Enrollment Form for any reason permitted by law.



    There are two circumstances under which a Certificate may be issued with a backdated Coverage Date. The first involves Group Policy rollovers from Section 1035 exchanges under the Code. Backdating will occur in order to prevent a gap in coverage under the Certificate. Charges and deductions (other than those of the Portfolios) will be made for the period the Coverage Date is backdated; however, the Owner will not experience investment return during that time.



    Backdating will also occur when an application accompanied by the Initial Premium is received by Us but issuance of a Certificate is subject to Our insurance underwriting requirements. The initial Net Premium will be allocated according to the applicant's initial premium allocation during the underwriting period, except in those states where the initial Net Premium will be allocated to the Fidelity VIP Money Market Investment Division. See "Premiums -- Allocation of Premium Payments" below. If the Insured meets Our underwriting requirements, a Certificate will be issued with a backdated Coverage Date. Charges and deductions (other than those of the Portfolios) will be made for the backdated period. If the Insured does not meet Our underwriting requirements, no Certificate will be issued and no coverage will have been in effect. A conditional receipt will be given to the applicant reflecting receipt of the Initial Premium and outlining any interim coverage in effect until the Certificate is either issued or declined.



    Backdating may only be permitted in certain states.

                                    PREMIUMS

PREMIUM PAYMENT FLEXIBILITY


    A significant feature of the Certificate is that once the desired level and pattern of the Death Benefit have been determined, the Owner has considerable flexibility in the selection of the timing and amount of premiums to be paid and can choose the level of premiums, within a range determined by Hartford, based on the Face Amount of the Certificate, the Insured's sex (except where unisex rates apply), Issue Age, and the Insured's risk classification.



    A minimum Initial Premium, as set forth in the Certificate, is due on the Coverage Date. Unless determined

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


otherwise by Hartford, the amount of the minimum Initial Premium is the amount which, after the deductions for sales load, state premium tax, and DAC tax charge, is sufficient (disregarding investment performance) to pay twelve (12) times the first Monthly Deduction Amount. Thereafter, additional premiums may be paid at any time, subject to the premium limitations set forth by the Code as indicated in the section entitled "Premium Limitation," page 13. You have the right to pay additional premiums of at least $500.00 at any time.


ALLOCATION OF PREMIUM PAYMENTS


    If the state of issue of Your Certificate requires that We return Your Initial Premium, We will allocate the initial Net Premium when Your Certificate is issued to the Fidelity VIP Money Market Investment Division until the expiration of the right to examine period. Upon the expiration of the right to examine period, the initial Net Premium will, at a later date, be invested according to Your initial allocation instructions (except that any accrued interest will remain in the Fidelity VIP Money Market Investment Division if it is selected as an initial allocation option). This later date is the later of ten (10) calendar days after We receive the Initial Premium and the date We receive the final requirement to put the Certificate in force. The Certificates are credited with units ("Accumulation Units") in each selected Investment Division, the assets of which are invested in the corresponding underlying Portfolio. An Owner may transfer funds among the Investment Divisions subject to certain restrictions. See "Detailed Description of Certificate Benefits and Provisions -- Transfers Among Investment Divisions," page 13. Any additional premiums received by Us prior to such date will be allocated to the Fidelity VIP Money Market Investment Division.



    Alternatively, if the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions. In that case You will bear full investment risk for any amounts allocated to the Investment Divisions during the right to examine period. (Please note that this automatic immediate investment feature only applies if Your Certificate so specifies. Please check with Your agent to determine the status of Your Certificate.)



    Upon written request, You may change the premium allocation. Portions allocated to the Investment Divisions must be whole percentages of 5% or more. Subsequent Net Premiums will be allocated among Investment Divisions according to Your most recent instructions, subject to the following. If We receive a premium and Your most recent allocation instructions would violate the 5% requirement, We will allocate the Net Premium among the Investment Divisions according to Your previous premium allocation. If the asset rebalancing option is in effect, Net Premiums will be allocated accordingly until that option is terminated. See "Transfers Among Investment Divisions -- Asset Rebalancing," page 14.



    The Owner will receive several different types of notification as to what his or her current premium allocation is. The initial allocation chosen by the Owner on the Enrollment Form is shown in the Certificate. In addition, every transactional confirmation generated after a premium payment is received will show how that premium has been allocated. A Certificate's annual statement will also summarize the current premium allocation in effect for that Certificate.


ACCUMULATION UNITS

    Net Premiums allocated to the Investment Divisions are used to credit Accumulation Units under the Certificate.

    The number of Accumulation Units in each Investment Division to be credited under the Certificate (including the initial allocation to the Fidelity VIP Money Market Investment Division) will be determined first by multiplying the Net Premium by the appropriate allocation percentage to determine the portion to be invested in the Investment Division. Each portion to be invested in an Investment Division is then divided by the Accumulation Unit Value of that particular Investment Division next computed following receipt of the payment.

ACCUMULATION UNIT VALUES


    The Accumulation Unit value for each Investment Division will vary daily to reflect the investment experience of the applicable Portfolio, as well as the daily deduction for mortality and expense risks, and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Investment Division on the preceding Valuation Day by a net investment factor for that Investment Division for the Valuation Period then ended. The net investment factor for each of the Investment Divisions is equal to the net asset value per share of the corresponding Portfolio at the end of the Valuation Period (plus the per share amount of any dividend or capital gain distributions paid by that Portfolio in the Valuation Period then ended) divided by the net asset value per share of the corresponding Portfolio at the beginning of the Valuation Period, less the daily deduction for the mortality and expense risks assumed by Hartford.



    All valuations in connection with a Certificate, e.g., with respect to determining Cash Value and Investment Value, or calculating the Death Benefit, or with respect to determining the number of Accumulation Units to be credited to a Certificate with each premium payment, other than the Initial Premium, will be made on the date the request or payment is received by Hartford at the Customer Service Center if such date is a Valuation Day; otherwise such determination will be made on the next succeeding date which is a Valuation Day.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------

PREMIUM LIMITATION


    If premiums are received which would cause the Certificate to fail to meet the definition of a life insurance policy in accordance with the Code, We will refund the excess premium payments. We will refund such premium payments and interest thereon within sixty (60) days after the end of a Coverage Year.


    A premium payment that results in an increase in the Death Benefit greater than the amount of the premium will be accepted only after We approve evidence of insurability.

                          VALUES UNDER THE CERTIFICATE


    As with traditional life insurance, each Certificate will have a Cash Surrender Value. The Cash Surrender Value is equal to the Cash Value, less Debt, less any charges accrued but not deducted. There is no minimum guaranteed Cash Surrender Value. The Cash Value equals the value in the Investment Divisions plus the Loan Account Value.

    Each Certificate will also have an Investment Value. The Investment Value of a Certificate changes on a daily basis and will be computed on each Valuation Day. The Investment Value will vary to reflect the investment experience of the Investment Divisions, Monthly Deduction Amounts and any amounts transferred to the Loan Account to secure a Loan.


    The Investment Value of a particular Certificate is related to the net asset value of the Portfolios associated with the Investment Divisions to which Net Premiums on the Certificate have been allocated. The total Investment Value in the Investment Divisions on any Valuation Day is calculated by multiplying the number of Accumulation Units in each Investment Division as of the Valuation Day by the current Accumulation Unit value of that Investment Division and then summing the result for all the Investment Divisions. The Investment Value equals the sum of the values of the assets in the Investment Divisions. See "Premiums -- Accumulation Unit Values," page 12.

                          SURRENDER OF THE CERTIFICATE

    At any time prior to the Maturity Date, provided the Certificate is in effect and has a Cash Surrender Value, the Owner may choose, without the consent of the Beneficiary (provided the designation of the Beneficiary is not irrevocable) to surrender the Certificate and receive the full Cash Surrender Value from Us. To surrender a Certificate, You must submit a request for surrender In Writing. We will determine the Cash Surrender Value as of the Valuation Day We receive the request In Writing at Our Customer Service Center, or the date requested by the Owner, whichever is later.

    The Cash Surrender Value, which is the net amount available upon surrender of the Certificate, equals the Cash Value, less Debt, less any charges accrued but not yet deducted. The Certificate will terminate on the date of receipt of the written request, or the date the Owner requests the surrender to be effective, whichever is later.

    The Cash Surrender Value may be paid in cash or allocated to any other payment option agreed upon by Us.

PARTIAL WITHDRAWALS


    At any time before the Maturity Date, and subject to Hartford's rules then in effect, up to twelve (12) partial withdrawals are allowed per Coverage Year; however, only one (1) partial withdrawal is allowed between any successive Processing Dates. The minimum partial withdrawal allowed is $500.00. The maximum partial withdrawal is an amount equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt. Hartford currently imposes a charge for processing partial withdrawals which is the lesser of 2% of the amount withdrawn or $25.00. A partial withdrawal will reduce the Cash Surrender Value, Cash Value and Investment Value. Any partial withdrawal will have a permanent effect on the Cash Surrender Value and may have a permanent effect on the Death Benefit payable. If Death Benefit Option A is in effect, the Face Amount is reduced by the amount of the partial withdrawal. Unless specified otherwise, partial withdrawals will be deducted on a Pro Rata Basis from the Investment Divisions. Requests for partial withdrawals must be made In Writing to Us. The effective date of a partial withdrawal will be the Valuation Day We receive the request In Writing at Our Customer Service Center. A 10% penalty tax may be imposed on income distributed before the insured attains age 59 1/2. See "Federal Tax Considerations -- Modified Endowment Contracts," page 26.

                      TRANSFERS AMONG INVESTMENT DIVISIONS

AMOUNT AND FREQUENCY OF TRANSFERS


    Upon request and as long as the Certificate is in effect, You may transfer amounts among the Investment Divisions, without charge, up to twelve (12) times per Coverage Year. Transfers in excess of twelve (12) per Coverage Year will be subject to a charge of $50 per transfer deducted from the amount of the transfer. Transfer requests must be In Writing on a form approved by Hartford or by telephone in accordance with established procedures. The amounts which may be transferred will be limited by Our rules then in effect. Currently, the minimum value of Accumulation Units that may be transferred from one Investment Division to another is the lesser of (i) $500 or (ii) the total value of the Accumulation Units in the Investment Division. The value of the remaining Accumulation Units in the Investment Division must equal at least $500. If, after an ordered transfer, the value of the remaining Accumulation Units in an Investment Division would be less than $500, the entire value will be transferred.

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


    Currently there are no restrictions on transfers other than those described herein. Hartford reserves the right in the future to impose additional restrictions on transfers.



TRANSFERS TO OR FROM INVESTMENT DIVISIONS


    In the event of a transfer from an Investment Division, the number of Accumulation Units credited to the Investment Division from which the transfer is made will be reduced. The reduction will be determined by dividing:

1.  the amount transferred by,


2. the Accumulation Unit value for that Investment Division on the Valuation Day We receive Your request for transfer In Writing.


    In the event of a transfer to an Investment Division, We will increase the number of Accumulation Units credited thereto. The increase will equal:

1.  the amount transferred divided by,

2. the Accumulation Unit value for that Investment Division determined on the Valuation Day We receive Your request for transfer In Writing.



ASSET REBALANCING



    Subject to Our rules then in effect, an Owner may authorize Hartford to automatically reallocate Investment Value periodically in order to maintain a particular percentage allocation among the Investment Divisions as selected by the Owner ("Asset Rebalancing"). The Investment Value held in each Investment Division will increase or decrease in value at different rates during the relevant period. Asset Rebalancing is intended to reallocate Investment Value from those Investment Divisions that have increased in value to those that have decreased in value.



    To elect Asset Rebalancing, a request In Writing must be received by Hartford. If Asset Rebalancing is elected, all Investment Value must be included in the automatic reallocation. The percentages selected under Asset Rebalancing will override any prior percentage allocations chosen by the Owner and all future Net Premiums will be allocated accordingly. Once elected, an Owner may instruct Hartford In Writing at any time to terminate the option. In addition, any transfer made outside of Asset Rebalancing will terminate the option.


PROCEDURES FOR TELEPHONE TRANSFERS

    Owners may effect telephone transfers in two ways. All Owners may directly contact a customer service representative. Owners may in the future also request access to an electronic service known as a Voice Response Unit (VRU). The VRU will permit the transfer of monies among the Investment Divisions and change of the allocation of future payments. All Owners intending to conduct telephone transfers through the VRU will be asked to complete a Telephone Authorization Form.


    Hartford will undertake reasonable procedures to confirm that instructions communicated by telephone are genuine. Before a customer service representative accepts any request, the caller will be asked for his or her social security number and address. All calls will also be recorded. A Personal Identification Number (PIN) will be assigned to all Owners who request VRU access. The PIN is selected by and known only to the Owner. Proper entry of the PIN is required before any transactions will be allowed through the VRU. Furthermore, all transactions performed over the VRU, as well as with a customer service representative, will be confirmed by Hartford through a written letter. Moreover, all VRU transactions will be assigned a unique confirmation number which will become part of the Certificate's history. Hartford is not liable for any loss, cost or expense for action on telephone instructions which are believed to be genuine in accordance with these procedures.

                      VALUATION OF PAYMENTS AND TRANSFERS

    We value the Certificate on every Valuation Day.


    We will generally pay Death Proceeds, Cash Surrender Values, partial withdrawals, and Loan amounts attributable to the Investment Divisions within seven (7) calendar days after We receive all the information needed to process the payment unless the NYSE is closed for other than a regular holiday or weekend, trading is restricted by the SEC or the SEC declares that an emergency exists.


    Hartford may defer payment of any amounts not attributable to the Investment Divisions for up to six months from the date on which We receive the request.


PROCESSING OF TRANSACTIONS



    Generally, transactions initiated by an Owner will be processed only on a Valuation Day. Requests received by Hartford on a Valuation Day by 3:00 p.m. Eastern Time will be processed as of that day, except as otherwise indicated in this Prospectus. Requests received after 3:00 p.m. Eastern Time will be processed as of the next Valuation Day.

                                     LOANS

    As long as the Certificate is in effect, an Owner may obtain, without the consent of the Beneficiary (provided the designation of Beneficiary is not irrevocable), a cash Loan from Hartford. The maximum Loan amount is equal to the sum of the Cash Surrender Value plus outstanding Debt, multiplied by .90, less outstanding Debt.

    The amount of each Loan will be transferred on a Pro-Rata Basis from each of the Investment Divisions (unless the Owner specifies otherwise) to the Loan Account. The Loan Account is the mechanism used to ensure that any outstanding Debt remains fully secured by the Investment Value.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
--------------------------------------------------------------------------------

LOAN INTEREST


    Interest will accrue daily on outstanding Debt at the Adjustable Loan Interest Rate indicated in the Certificate. The difference between the value of the Loan Account and any outstanding Debt will be transferred from the Investment Divisions to the Loan Account on each Certificate Anniversary. Interest payments are due as shown on the Certificate Specifications. If interest is not paid within 5 days of its due date, it will be added to the amount of the Loan as of its due date.



    The maximum Adjustable Loan Interest Rate We may charge for Loans is the greater of 5% and the Published Monthly Average for the calendar month two months prior to the date on which the Adjustable Loan Interest Rate is determined. The Published Monthly Average means the "Moody's Corporate Bond Yield Average -- Monthly Average Corporate" as published by Moody's Investors Service, Inc. or any successor to that service. If that monthly average is no longer published, a substitute average will be used.


CREDITED INTEREST

    Amounts in the Loan Account for Coverage Years 1 through 10 will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus 1%. Amounts in the Loan Account for Coverage Years 11 and later will be credited with interest at a rate equal to the Adjustable Loan Interest Rate then in effect, minus .20%.

LOAN REPAYMENTS

    You can repay any part of or the entire Loan at any time. The amount of the Loan repayment will be allocated to Your chosen Investment Divisions on a Pro Rata Basis, determined as of the date of the Loan repayment. Unless specified otherwise, additional premium payments received by Hartford during the period when a Loan is outstanding will be treated as Loan repayments.

TERMINATION DUE TO EXCESSIVE DEBT


    If total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31-day period, the Certificate will end without value.


EFFECT OF LOANS ON INVESTMENT VALUE


    A Loan, whether or not repaid, will have a permanent effect on the Investment Value because the investment results of each Investment Division will apply only to the amount remaining in such Investment Divisions. The longer a Loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Investment Divisions earn more than the annual interest rate for funds held in the Loan Account, an Owner's Investment Value will not increase as rapidly as it would have had no Loan been made. If the Investment Divisions earn less than the Loan Account, the Owner's Investment Value will be greater than it would have been had no Loan been made. Also, if not repaid, the aggregate amount of outstanding Debt will reduce the Death Proceeds and Cash Surrender Value otherwise payable.

                                 DEATH BENEFIT

    As long as the Certificate remains in force, the Certificate provides for the payment of the Death Proceeds to the named Beneficiary when the Insured under the Certificate dies. The Death Proceeds payable to the Beneficiary equal the Death Benefit less any Debt outstanding under the Certificate plus any rider benefits payable. The Death Benefit depends on the Death Benefit option You select and is determined as of the date of the death of the Insured.


MINIMUM DEATH BENEFIT TESTING PROCEDURES



    Section 7702 of the Code defines alternative testing procedures, the guideline premium test ("GPT") and the cash value accumulation test ("CVAT") in order to meet the definition of life insurance under the Code. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits." Each Certificate must qualify under either the GPT or the CVAT. Prior to issue, the Owner chooses the procedure under which a Certificate will qualify. Once either the GPT or the CVAT is chosen to test a Certificate, it cannot be changed while the Certificate is in force.



    Under both testing procedures, there is a minimum Death Benefit required at all times equal to the Variable Insurance Amount. The factors used to determine the Variable Insurance Amount depend on the testing procedure chosen and are set forth in the Certificate.



    Under the GPT, there is also a maximum amount of premium which may be paid with respect to each Certificate.



    Use of the CVAT can be advantageous if an Owner intends to maximize the total amount of premiums paid under a Certificate. An offsetting consideration, however, is that the higher premium permitted under the CVAT will generally also require a higher Death Benefit and, thus, a higher total cost of insurance.


DEATH BENEFIT OPTIONS


    Regardless of the minimum death benefit testing procedure chosen, there are two Death Benefit options: Death Benefit Option A and Death Benefit Option B.



1. Under Death Benefit Option A, the Death Benefit is the greater of (a) the Face Amount and (b) the Variable Insurance Amount.



2. Under Death Benefit Option B, the Death Benefit is the greater of (a) the Face Amount plus the Cash Value and (b) the Variable Insurance Amount.

16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    Regardless of which Death Benefit option You select, the maximum amount payable under such option will be the Death Proceeds.

OPTION CHANGE


    While the Certificate is in force, You may change the Death Benefit option selected under a Certificate by making a request In Writing during the lifetime of the Insured. If the change is from Death Benefit Option A to Death Benefit Option B, satisfactory evidence of insurability must be provided to Hartford. The Face Amount after the change will be equal to the Face Amount before the change, less the Cash Value on the effective date of the change. If the change is from Death Benefit Option B to Death Benefit Option A, the Face Amount after the change will be equal to the Face Amount before the change plus the Cash Value on the effective date of change. Any change in the selection of a Death Benefit option will become effective at the beginning of the Coverage Month following Hartford's approval of such change. We will notify You that the change has been made.


    All or part of the Death Proceeds may be paid in cash or applied under one of the payment options described below.

PAYMENT OPTIONS


    Death Proceeds under the Certificate may be paid in a lump sum or may be applied to one of Hartford's payment options. The minimum amount that may be placed under a payment option is $5,000 unless Hartford consents to a lesser amount. Once payments under payment options 2, 3 or 4 commence, no surrender of the Certificate may be made for the purpose of receiving a lump sum settlement in lieu of the life insurance payments. The following options are available under the Certificates:


FIRST OPTION -- Interest Income

    Payments of interest at the rate We declare, but not less than 3% per year, on the amount applied under this option.

SECOND OPTION -- Income of Fixed Amount

    Equal payments of the amount chosen until the amount applied under this option, with interest of not less than 3% per year, is exhausted. The final payment will be for the balance remaining.

THIRD OPTION -- Payments for a Fixed Period

    An amount payable monthly for the number of years selected which may be from 1 to 30 years.

FOURTH OPTION -- Life Income

  LIFE ANNUITY -- an annuity payable monthly during the lifetime of the Annuitant and terminating with the last monthly payment due preceding the death of the Annuitant. Under this option, it is possible that only one monthly annuity payment would be made, if the Annuitant died before the second monthly annuity payment was due.

  LIFE ANNUITY WITH 120 MONTHLY PAYMENTS CERTAIN -- an annuity providing monthly income to the Annuitant for a fixed period of 120 months and for as long thereafter as the Annuitant shall live.

    The fourth payment option is based on the 1983a Individual Annuity Mortality Table set back one year and a net investment rate of 3% per annum. The amount of each payment under this option will depend upon the age of the Annuitant at the time the first payment is due. If any periodic payment due any payee is less than $200, Hartford may make payments less often. The first, second and third payment options are based on a net investment rate of 3% per annum. Hartford may, however, from time to time, at Our discretion if mortality appears more favorable and interest rates justify, apply other tables which will result in higher monthly payments for each $1,000 applied under one or more of the four payment options.

    Hartford will make any other arrangements for income payments as may be agreed on.

LEGAL DEVELOPMENTS REGARDING INCOME PAYMENTS

    In those states affected by the 1983 Supreme Court decision in Arizona Governing Committee v. Norris, income payment options involving life income are based on unisex actuarial tables. In addition, legislation has previously been introduced in Congress which, had it been enacted, would have required the use of tables that do not vary on the basis of sex for some or all annuities. Currently, several states have enacted such laws.

BENEFICIARY


    The Owner names the Beneficiary in the Enrollment Form for the Certificate. The Owner may change the Beneficiary (unless irrevocably named) during the Insured's lifetime by written request to Hartford. If no Beneficiary is living when the Insured dies, the Death Proceeds will be paid to the Owner if living; otherwise to the Owner's estate.


INCREASES AND DECREASES IN FACE AMOUNT


    The minimum Face Amount of the Certificate is $50,000. At any time after purchasing a Certificate, the Owner may request a change in the Face Amount by making a request In Writing to Hartford and directing such request to Hartford's Customer Service Center.



    All requests to increase the Face Amount must be applied for on a new Enrollment Form. All requests will be subject to evidence of insurability satisfactory to Hartford and subject to Our rules then in effect. Any increase approved by Us will be effective on the Processing Date following the date We approve the request. The Monthly Deduction Amount on the first Processing Date on or after the effective date of the increase will reflect a charge for the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
--------------------------------------------------------------------------------


increase. A decrease in the Face Amount will be effective on the first Processing Date following the date We receive the request. Decreases must reduce the Face Amount by at least $25,000, and the remaining Face Amount must not be less than $50,000. Decreases will be applied:


(a) to the most recent increase; then

(b) successively to each prior increase, and then

(c) to the initial Face Amount.


    We reserve the right to limit the number of Face Amount increases or decreases made under the Certificate to no more than one in any twelve (12) month period.


                              BENEFITS AT MATURITY

    If the Insured is living on the Maturity Date, on surrender of the Certificate to Hartford, Hartford will pay to the Owner the Cash Surrender Value on the date the Certificate is surrendered. However, on the Maturity Date, the Certificate will terminate and Hartford will have no further obligations under the Certificate.

                          TERMINATION OF PARTICIPATION
                              IN THE GROUP POLICY

    Participation in the Group Policy may be terminated by Hartford or the Participating Employer. The party initiating the termination must provide notice of such termination to each Owner of record, at his or her last known address, at least fifteen (15) days prior to the date of termination. In the event of such termination, no new Enrollment Forms for new Insureds will be accepted on or after the date notice of discontinuance is received or sent by Hartford, whichever is applicable, nor will any new Certificates be issued. If premium payments are discontinued, Hartford will continue insurance coverage under the Certificate as long as the Cash Surrender Value is sufficient to cover the charges due. This continuation of insurance will not continue the coverage under the Certificate beyond Attained Age 100, nor will it continue any optional benefit rider beyond the Certificate's date of termination. If the Group Policy is discontinued or amended to discontinue the eligible class to which an Insured belongs (and if the coverage on the Insured is not transferred to another insurance carrier), any Certificate then in effect will remain in force under the discontinued Group Policy, provided it is not canceled or surrendered by the Owner, subject to Hartford's qualifications then in effect.



                         LAPSE AND REINSTATEMENT WHILE
                         THE GROUP POLICY IS IN EFFECT

LAPSE AND GRACE PERIOD


    A Grace Period will follow the date We mail notice to the Owner that the Cash Surrender Value is insufficient to pay the charges due under the Certificate. Unless the Owner has given Hartford written notice of termination in advance of the date of termination of the Certificate, insurance will continue in force during the Grace Period. The Owner will be liable to Hartford for all charges due under the Certificate then unpaid for the period the Certificate remains in force.



    In the event that total Debt outstanding equals or exceeds the Cash Surrender Value, the Certificate will terminate thirty-one (31) calendar days after We have mailed notice to Your last known address and that of any assignees of record. If sufficient Loan repayment is not made by the end of this 31-day period, the Certificate will end without value.



REINSTATEMENT



    Prior to the death of the Insured, and unless (i) the Group Policy is terminated (see "Termination of Participation in the Group Policy" above) or
(ii) the Certificate has been surrendered for cash, the Certificate may be reinstated prior to the Maturity Date, provided:


(a) you make Your request within three (3) years of the date of lapse; and

(b) satisfactory evidence of insurability is submitted.


    To reinstate Your Certificate, you must remit a premium payment large enough to keep the coverage under the Certificate in force for at least three (3) months following the date of reinstatement. The Face Amount of the reinstated Certificate cannot exceed the Face Amount at the time of lapse. The Investment Value on the reinstatement date will reflect:


(a) The Investment Value at the time of termination; plus

(b) Net Premiums attributable to premiums paid at the time of reinstatement.

    Upon reinstatement, any Debt at the time of termination must be repaid or carried over to the reinstated Certificate.

                          ENROLLMENT FOR A CERTIFICATE


    Individuals wishing to purchase a Certificate must submit an Enrollment Form to Hartford. Within limits, an applicant may choose the Initial Premium and the initial Face Amount. A Certificate generally will be issued only on the lives of Insureds Attained Age 79 and under who supply evidence of insurability satisfactory to Hartford. Acceptance is subject to Hartford's underwriting rules and Hartford reserves the right to reject an Enrollment Form for any reason. No change in the terms or conditions of a Certificate will be made without the consent of the Owner.



    The Certificate will be effective on the Coverage Date only after Hartford has received all outstanding delivery requirements and received the Initial Premium. The

18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


Coverage Date is the date used to determine all future cyclical transactions on the Certificate, e.g., Processing Date, Coverage Months and Coverage Years.


                      THE RIGHT TO EXAMINE THE CERTIFICATE


    An Owner has a limited right to return a Certificate. Subject to applicable state regulation, if the Certificate is returned, by mail or personal delivery to Hartford or to the agent who sold the Certificate, to be canceled within ten
(10) calendar days after delivery of the Certificate to the Owner, Hartford will return either (i) the total amount of premiums or (ii) the Cash Value plus charges deducted under the Certificate to the Owner within seven (7) days. If the state where Your Certificate is issued requires that We return Your Initial Premium, We will allocate Your initial Net Premium to the Fidelity VIP Money Market Investment Division. If the state of issue of Your Certificate provides for Our return of the Certificate's Cash Value to the Owner, We will allocate the initial Net Premium immediately among Your chosen Investment Divisions.

                            DEDUCTIONS FROM PREMIUM

    Before allocating the Net Premium to the Investment Divisions, a deduction as a percentage of premium is made for the front-end sales load, premium taxes and the DAC tax charge. The amount of each premium allocated to the Investment Divisions is Your Net Premium.
FRONT-END SALES LOAD


    The current front-end sales load is 6.75% of any premium paid for Coverage Years 1 through 7 and 4.75% of any premium paid in Coverage Years 8 and later. The maximum front-end sales load is 9% of any premium paid in Coverage Years 1 through 7 and 7% of any premium paid in Coverage Years 8 and later.



    Front-end sales loads cover expenses related to the sale and distribution of the Certificates. The front-end sales load may be reduced for certain sales of the Certificates under circumstances which result in a saving of such sales and distribution expenses. To qualify for such a reduction, a plan must satisfy certain criteria as to, for example, the expected number of Owners and the anticipated Face Amount of all Certificates under the plan. Generally, the sales contacts and effort and administrative costs per Certificate vary based on such factors as the size of the plan, the purpose for which Certificates are purchased and certain characteristics of the plan's members. The amount of reduction and the criteria for qualification are related to the reduced sales effort and administrative costs resulting from sales to qualifying plans. Hartford may modify from time to time on a uniform basis both the amounts of reductions and the criteria for qualification. Reductions in these charges will not be unfairly discriminatory against any person, including the affected Owners funded by the Separate Account.


PREMIUM RELATED TAX CHARGE

    We deduct a percentage of each premium to cover taxes assessed against Hartford that are attributable to premiums. This percentage will vary by locale depending on the tax rates in effect there. The range of premium taxes actually deducted by Hartford currently ranges from 0% to 4%.

DAC TAX CHARGE


    Hartford deducts 1.25% of each premium to cover a federal premium tax assessed against Hartford. This charge is reasonable in relation to Hartford's federal income tax burden, under Section 848 of the Code, resulting from the receipt of premiums. We will adjust this charge based on changes in the applicable tax law.


                             DEDUCTIONS AND CHARGES
                             FROM INVESTMENT VALUE


MONTHLY DEDUCTION AMOUNT



    On the Coverage Date and on each subsequent Processing Date, Hartford will deduct the Monthly Deduction Amount from the Investment Value to cover certain charges and expenses incurred in connection with a Certificate. The Monthly Deduction Amount will vary from month to month. It will be taken from the Charge Deduction Division, if designated in the Enrollment Form for the Certificate or later elected.


    If a Charge Deduction Division has been designated but the Investment Value in the Charge Deduction Division is less than that required to cover all charges due on such date:

(1) Hartford will apply the Investment Value of the Charge Deduction Division to the charges due and set the Investment Value in the Charge Deduction Division to zero; and

(2) any additional amount due will be allocated among the remaining Investment Divisions on a Pro Rata Basis.


    If no Charge Deduction Division has been designated or elected, any amounts due will be allocated among the Owner's chosen Investment Divisions on a Pro Rata Basis.



    The Monthly Deduction Amount equals:


(a) the administrative expense charge; plus

(b) the charges for cost of insurance; plus


(c) the charges for additional benefits provided by rider, if any.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
--------------------------------------------------------------------------------

    (A) Monthly Administrative Fee and Other Expense Charges


    Hartford will assess a monthly administrative charge to compensate Hartford for administrative costs in connection with the Certificates. This charge will be $5 per Coverage Month initially and is guaranteed never to exceed $10.00 per Coverage Month.


    (B) Cost of Insurance Charge

    The charge for the cost of insurance is equal to:

     (i) the cost of insurance rate per $1,000; multiplied by

     (ii) the Net Amount at Risk; divided by


    (iii) $1,000.


      The Net Amount at Risk equals the Death Benefit less the Cash Value on that date.


      The cost of insurance charge is to cover Hartford's anticipated mortality costs. Hartford uses various underwriting procedures, including medical underwriting procedures, depending on the characteristics of the group to which the Group Policies are issued. The current cost of insurance rates for standard risks may be equal to or less than the 1980 Commissioners Standard Ordinary Mortality Table. Substandard risks will be charged a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioners Standard Ordinary Mortality Table. The multiple will be based on the Insured's risk class. The use of simplified underwriting and guaranteed issue procedures may result in the cost of insurance charges being higher for some individuals than if medical underwriting procedures were used.



      Cost of insurance rates are based on the age, sex (except where unisex rates apply), and rate class of the Insured and group mortality characteristics and the particular characteristics (such as the rate class structure) under the Group Policy that are agreed to by Hartford and the Participating Employer. The actual monthly cost of insurance rates will be based on Hartford's expectations as to future experience. Hartford will determine the cost of insurance rate at the start of each Coverage Year. Any changes in the cost of insurance rate will be made uniformly for all Insureds in the same risk class.


      The rate class of an Insured affects the cost of insurance rate. Hartford and the Participating Employer will agree to the number of classes and characteristics of each class. The classes may vary by smokers and nonsmokers, active and retired status, and/or any other nondiscriminatory classes agreed to by the Participating Employer. Where smoker and non-smoker divisions are provided, an Insured who is in the nonsmoker division of a rate class will have a lower cost of insurance than an Insured in the smoker division of the same rate class, even if each Insured has an identical Certificate.

      Because the Cash Value and the Death Benefit Amount under a Certificate may vary from month to month, the cost of insurance charge may also vary on each Processing Date.


    (C) Rider Charge



      If the Certificate includes riders, a charge is deducted from the Investment Value on each Processing Date. The charge applicable to a rider is specified on the rider and is to compensate Hartford for the anticipated cost of providing the benefits thereunder.



      The riders available are described on page 21 under "Supplemental
    Benefits."


                       MORTALITY AND EXPENSE RISK CHARGE


    A charge is made for mortality and expense risks assumed by Hartford. Hartford currently deducts a daily charge for Coverage Years 1 through 10 at an effective annual rate of .65% of the value of each Investment Division's assets and for Coverage Years 11 and later at an effective annual rate of .50% of an Investment Division's assets. In no event will the charge exceed .65% of an Investment Division's assets on an annual basis. See also "Premiums -- Accumulation Unit Values," page 12.



    The mortality and expense risk charge is equal to:



    (i) the mortality and expense risk rate; multiplied by


    (ii) the portion of the Cash Value allocated to the Investment Divisions and the Loan Account.

    The mortality risk assumed is that the actual cost of insurance charges specified in the Certificate will be insufficient to meet actual claims. The expense risk assumed is that expenses incurred in issuing and administering the Certificates will exceed the administrative charges set forth therein.


    If these charges are insufficient to cover actual costs and assumed risks, the loss will fall on Hartford. Conversely, if the charge proves more than sufficient, any excess will be added to Hartford's surplus.


                                     TAXES

    Currently, no charge is made to the Separate Account for federal, state, and local taxes that may be attributable to the Separate Account. A change in the applicable federal, state or local tax laws which impose tax on Hartford and/or the Separate Account may result in a charge against the Certificates in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

                                 OTHER MATTERS

                            ADDITIONS, DELETIONS OR
                          SUBSTITUTIONS OF INVESTMENTS


    Hartford reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Separate Account and the Investment Divisions which fund the Group Policies. If shares of any of the Portfolios should no longer be available for investment, or if, in the judgment of Hartford's management, further investment in shares of any Portfolio should become inappropriate in view of the purposes of the Group Policies, Hartford may substitute shares of another Portfolio for shares already purchased, or to be purchased in the future, under the Group Policies. No substitution of securities will take place without notice to and consent of Owners and without prior approval of the SEC to the extent required by the 1940 Act. Subject to Owner approval, if required, Hartford also reserves the right to end the registration under the 1940 Act of the Separate Account or any other separate accounts of which it is the depositor which may fund the Group Policies.


                                 VOTING RIGHTS


    In accordance with its view of presently applicable law, Hartford will vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions from Owners (or the assignee of the Certificates, as the case may be) having a voting interest in the Separate Account. The number of shares held in the Separate Account which are attributable to each Owner is determined by dividing the Owner's interest in each Investment Division by the net asset value of the applicable shares of the Funds. Hartford will vote shares for which no instructions have been given and shares which are not attributable to Owners (i.e., shares owned by Hartford) in the same proportion as it votes shares for which it has received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if Hartford's present interpretation should change and, as a result, Hartford determines it is permitted to vote the shares of the Funds in its own right, it may elect to do so.



    The voting interests of the Owners (or the assignees) in the Funds will be determined as follows: Owners may cast one vote for each full or fractional Accumulation Unit owned under their respective Certificates and allocated to an Investment Division the assets of which are invested in the particular Fund on the record date for the shareholder meeting for that Fund. If, however, an Owner has taken a Loan secured by the Certificate, amounts transferred from the Investment Division(s) to the Loan Account(s) in connection with the Loan (see "Detailed Description of Certificate Benefits and Provisions -- Loans," page 14) will not be considered in determining the voting interests of the Owner. Owners should review the prospectuses for the Funds which accompany this Prospectus to determine matters on which shareholders may vote.


    Hartford may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory policy for the Funds. In addition, Hartford itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser of the Funds if Hartford reasonably disapproves of such changes. A change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities. In the event Hartford does disregard voting instructions, a summary of that action and the reasons for such action will be included in the next periodic report to Owners.

                                   OUR RIGHTS

    We reserve the right to take certain actions in connection with Our operations and the operations of the Separate Account. These actions will be taken in accordance with applicable laws (including obtaining any required approval of the SEC). If necessary, We will seek approval by Owners.

    Specifically, We reserve the right to:

- Add or remove any Investment Division;

- Create new separate accounts;

- Combine the Separate Account with one or more other separate accounts;

- Operate the Separate Account as a management investment company under the 1940 Act or in any other form permitted by law;

- Deregister the Separate Account under the 1940 Act;

- Manage the Separate Account under the direction of a committee or discharge such committee at any time;

- Transfer the assets of the Separate Account to one or more other separate accounts; and

- Restrict or eliminate any of the voting rights of Owners or other persons who have voting rights as to the Separate Account.

    Hartford also reserves the right to change the name of the Separate Account.


    We have reserved all rights to the name of Hartford Life and Annuity Insurance Company or any part of it. We may allow the Separate Account and other entities to use Our name or part of it, but We may also withdraw this right.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   21
--------------------------------------------------------------------------------

                              STATEMENTS TO OWNERS

    We will send You a statement at least once each Coverage Year, showing:

(a) the current Cash Value, Cash Surrender Value and Face Amount;

(b) the premiums paid, Monthly Deduction Amounts and Loans since the last report;
(c) the amount of any outstanding Debt;

(d) notifications required by the provisions of the Certificate; and
(e) any other information required by the Insurance Department of the State where the Certificate was delivered.

                           LIMIT ON RIGHT TO CONTEST


    Hartford may not contest the validity of the Certificate after it has been in effect during the Insured's lifetime for two years from the Issue Date. If the Certificate is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Face Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide in the two-year period, or such period as specified in state law, the Death Benefit payable will be limited to the premiums paid less any outstanding Debt and partial withdrawals.


                         MISSTATEMENT AS TO AGE OR SEX

    If the age or sex of the Insured is incorrectly stated, the amount of all benefits payable will be appropriately adjusted, as specified in the Certificate.

                                   ASSIGNMENT
    The Certificate may be assigned as collateral for a loan or other obligation. Hartford is not responsible for any payment made or action taken before receipt of written notice of such assignment. Proof of interest must be filed with any claim under a collateral assignment.

                                   DIVIDENDS

    No dividends will be paid under the Certificates.

                               EXPERIENCE CREDITS

    The Certificates issued under a Group Policy may be eligible for experience credits due to administrative savings. The amount of any experience credit may be paid in cash or applied to and used to increase the Investment Value.

                             SUPPLEMENTAL BENEFITS


    The following supplemental benefit may in the future be included in a Certificate, subject to the restrictions and limitations set forth therein.


                         MATURITY DATE EXTENSION RIDER


    We will extend the Maturity Date (the date on which the Certificate will mature), to the date of death of the Insured. Certain Death Benefit and premium restrictions apply. See "Federal Tax Considerations -- Income Taxation of Certificate Benefits," page 26.


                        EXECUTIVE OFFICERS AND DIRECTORS


                                         POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Bossen, Wendell J., 64            Vice President, 1995**                 Vice President (1992-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1992-Present),
                                                                           Hartford Life Insurance Company; President
                                                                           (1992-Present), International Corporate Marketing Group,
                                                                           Inc.

22                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Boyko, Gregory A., 46             Senior Vice President, Chief           Vice President & Controller (1995-1997), Hartford; Director
                                  Financial Officer &                      (1997-Present); Senior Vice President, Chief Financial
                                  Treasurer, 1997                          Officer & Treasurer (1997-Present); Vice President &
                                  Director, 1997*                          Controller (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Director (1997-Present); Senior Vice
                                                                           President, Chief Financial Officer & Treasurer
                                                                           (1997-Present); Vice President and Controller
                                                                           (1995-1997), Hartford Life Insurance Company; Senior Vice
                                                                           President, Chief Financial Officer & Treasurer
                                                                           (1997-Present), Hartford Life, Inc.; Chief Financial
                                                                           Officer (1994-1995) IMG American Life; Senior Vice
                                                                           President (1992-1994), Connecticut Mutual Life Insurance
                                                                           Company.
Cummins, Peter W., 60             Senior Vice President, 1997            Vice President (1993-1997), Hartford; Senior Vice
                                                                           President, (1997-Present); Vice President (1989-1997),
                                                                           Hartford Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); Vice President (1989-1997);
                                                                           Senior Vice President (1997-Present); Vice President
                                                                           (1989-1997), Hartford Life Insurance Company.
deRaismes, Ann M., 47             Senior Vice President, 1997            Vice President (1994-1997), Hartford; Senior Vice President
                                  Director of Human Resources,             (1997-Present); Vice President (1994-1997); Assistant
                                  1994                                     Vice President (1992-1994); Director of Human Resources
                                                                           (1991-Present), Hartford Life and Accident Insurance
                                                                           Company; Senior Vice President (1997-Present); Vice
                                                                           President (1994-1997); Assistant Vice President
                                                                           (1992-1994); Director of Human Resources (1991-Present),
                                                                           Hartford Life Insurance Company; Vice President, Human
                                                                           Resources (1997-Present), Hartford Life, Inc.
Dooley, James R., 61              Vice President, 1993                   Director, Information Services (1973-1997), Hartford Life
                                                                           Insurance Company.
Fitch, Timothy M., 45             Vice President, 1995                   Vice President, (1995-Present); Actuary (1994-Present)
                                  Actuary, 1997                            Assistant Vice President (1992-1995), Hartford Life and
                                                                           Accident Insurance Company; Vice President
                                                                           (1995-Present); Actuary (1994-Present); Assistant Vice
                                                                           President (1992-1995), Hartford Life Insurance Company.
Foy, David T., 31                 Vice President, 1998                   Assistant Vice President (1995-1998), Hartford; Vice
                                                                           President (1998-Present); Assistant Vice President
                                                                           (1995-1998), Hartford Life Insurance Company.
Garrett, J. Richard, 53           Vice President, 1994                   Treasurer (1994-1997), Hartford; Vice President
                                  Assistant Treasurer, 1997                (1993-Present); Assistant Treasurer (1997-Present);
                                                                           Treasurer (1984-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President, (1993-Present);
                                                                           Assistant Treasurer (1997-Present); Treasurer
                                                                           (1986-1997), Hartford Life Insurance Company; Vice
                                                                           President (1997-Present), Hartford Life, Inc.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   23
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Gillette, Donald J., 52           Vice President, 1997                   Assistant Vice President, (1995-1997), Hartford; Assistant
                                                                           Vice President (1995-1997), Hartford Life and Accident
                                                                           Insurance Company; Assistant Vice President
                                                                           (1995-Present), Hartford Life Insurance Company.
Godfrey, William A., III, 41      Senior Vice President, 1997            Senior Vice President (1997-Present), Hartford; Senior Vice
                                                                           President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President Information Technology
                                                                           (1997-Present), Hartford Life, Inc.
Godkin, Lynda, 44                 Senior Vice President, 1997            Assistant General Counsel and Secretary (1994-1995),
                                  General Counsel, 1996                    Hartford; Director (1997-Present); Senior Vice President
                                  Corporate Secretary, 1996                (1997-Present); General Counsel (1996-Present); Corporate
                                  Director, 1997*                          Secretary (1995-Present); Associate General Counsel
                                                                           (1995-1996); Assistant General Counsel and Secretary
                                                                           (1994-1995); Counsel (1990-1994), Hartford Life and
                                                                           Accident Insurance Company; Senior Vice President
                                                                           (1997-Present); General Counsel (1996-Present); Corporate
                                                                           Secretary (1995-Present); Director (1997-Present);
                                                                           Associate General Counsel (1995-1996); Assistant General
                                                                           Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                                           Hartford Life Insurance Company; Vice President and
                                                                           General Counsel (1997-Present), Hartford Life, Inc.
Grady, Lois W., 53                Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1994                     (1993-1997); Assistant Vice President (1987-1993),
                                                                           Hartford Life and Accident Insurance Company; Senior Vice
                                                                           President (1998-Present); Vice President (1993-1997);
                                                                           Assistant Vice President (1987-1993), Hartford Life
                                                                           Insurance Company.
Graham, Christopher, 47           Vice President, 1997
Hunt, Mark E., 37                 Vice President, 1998                   Assistant Vice President (1997-1998), Hartford; Vice
                                                                           President (1998-Present), Hartford Life and Accident
                                                                           Insurance Company.
Joyce, Stephen T., 39             Vice President, 1997                   Assistant Vice President (1995-1997), Hartford; Assistant
                                                                           Vice President (1994-1997), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present);
                                                                           Assistant Vice President (1994-1997), Hartford Life
                                                                           Insurance Company.
Keeler, Michael D., 37            Vice President, 1998                   Vice President (1998-Present); Hartford Life and Accident
                                                                           Insurance Company.
Kerzner, Robert A., 46            Senior Vice President, 1998            Senior Vice President (1998-Present); Vice President
                                  Vice President, 1997                     (1994-1998), Hartford; Senior Vice President
                                                                           (1998-Present); Vice President (1994-1997); Regional Vice
                                                                           President (1991-1994), Hartford Life Insurance Company.
Levenson, David N., 31            Vice President, 1998                   Assistant Vice President (1997-1998), Hartford.

24                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Malchodi, Jr., William B., 50     Vice President, 1994                   [Director of Taxes (1992-1998), Hartford;] Vice President
                                  Director of Taxes, 1992 [delete?]        (1994-Present); Director of Taxes (1992-[1998] Present),
                                                                           Hartford Life and Accident Insurance Company; Vice
                                                                           President (1994-Present); Director of Taxes
                                                                           (1991-Present), Hartford Life Insurance Company.
Marra, Thomas M., 38              Executive Vice President, 1996         Senior Vice President (1993-1996); Director of Individual
                                  Director, Individual Life                Annuities (1991-1993), Hartford; Director (1994-Present);
                                  and Annuity Division, 1993               Executive Vice President (1995-Present); Director,
                                  Director, 1994*                          Individual Life and Annuity Division (1994-Present);
                                                                           Senior Vice President (1994-1995); Vice President
                                                                           (1989-1994); Actuary (1987-1997), Hartford Life and
                                                                           Accident Insurance Company; Director (1994-Present);
                                                                           Executive Vice President (1995-Present); Director,
                                                                           Individual Life and Annuity Division (1994-Present);
                                                                           Senior Vice President (1994-1995); Vice President
                                                                           (1989-1994); Actuary (1987-1995), Hartford Life Insurance
                                                                           Company; Executive Vice President, Individual Life and
                                                                           Annuities (1997-Present), Hartford Life, Inc.
Matthieson, Steven L., 53         Vice President, 1984                   Director of New Business (1984-1997), Hartford.
O'Halloran, C. Michael, 51        Vice President, 1997                   Vice President (1997-Present), Hartford Life and Accident
                                                                           Insurance Company; Vice President (1997-Present),
                                                                           Hartford Life Insurance Company; Corporate Secretary
                                                                           (1997-Present), Hartford Life, Inc.; Senior Associate
                                                                           General Counsel (1988-Present), Director of Corporate Law
                                                                           (1994-Present), The Hartford Financial Services Group.
O'Sullivan, Daniel E., 43         Vice President, 1998                   Vice President (1998-Present), Hartford; Vice President
                                                                           (1988-Present), Hartford Life Insurance Company.
Raymond, Craig R., 37             Senior Vice President, 1997            Vice President (1993-1997); Assistant Vice President
                                  Chief Actuary, 1994                      (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1995-Present);
                                                                           Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                                           Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); Chief Actuary (1994-Present);
                                                                           Vice President (1993-1997); Assistant Vice President
                                                                           (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                                           Company; Vice President and Chief Actuary (1997-Present),
                                                                           Hartford Life, Inc.
Schrandt, David T., 50            Vice President, 1987                   Treasurer (1987-1997); Controller (1987-1997), Hartford.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   25
--------------------------------------------------------------------------------


                                         POSITION WITH HARTFORD;              OTHER BUSINESS PROFESSION, VOCATION OR EMPLOYMENT
           NAME, AGE                        YEAR OF ELECTION                        FOR PAST 5 YEARS; OTHER DIRECTORSHIPS
--------------------------------  -------------------------------------  -----------------------------------------------------------
Smith, Lowndes A., 58             President, 1989                        Chief Operating Officer (1989-1997), Hartford; Director
                                  Chief Executive Officer, 1997            (1981-Present); President (1989-Present); Chief Executive
                                  Director, 1985*                          Officer (1997-Present); Chief Operating Officer
                                                                           (1989-1997), Hartford Life and Accident Insurance
                                                                           Company; Director (1981-Present); President
                                                                           (1989-Present), Chief Executive Officer (1997-Present);
                                                                           Chief Operating Officer (1989-1997), Hartford Life
                                                                           Insurance Company; Chief Executive Officer and President
                                                                           and Director (1997-Present), Hartford Life, Inc.
Welsh, Walter C., 51              Senior Vice President, 1997            Senior Vice President (1997-Present); Vice President
                                                                           (1994-1997); Assistant Vice President (1992-1995),
                                                                           Hartford Life and Accident Insurance Company; Senior Vice
                                                                           President (1997-Present); Vice President (1995-1997);
                                                                           Assistant Vice President (1992-1995), Hartford Life
                                                                           Insurance Company; Vice President, Government Affairs
                                                                           (1997-Present), Hartford Life, Inc.
Znamierowski, David M., 38        Senior Vice President, 1997            Director (1998-Present); Senior Vice President
                                  Director, 1998                           (1997-Present), Hartford Life and Accident Insurance
                                                                           Company; Director (1998-Present); Senior Vice President
                                                                           (1997-Present); Director, Risk Management Strategy
                                                                           (1996-Present); Vice President (1997), Hartford Life
                                                                           Insurance Company; Vice President, Investment Strategy
                                                                           (1997-Present), Hartford Life, Inc.; Vice President,
                                                                           Investment Strategy & Policy, Aetna Life and Casualty
                                                                           Company.
---------
 * Denotes date of election to Board of Directors of Hartford.
** Affiliated Company of The Hartford Financial Services Group, Inc.



    Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford,
CT 06104-2999.



                                DISTRIBUTION OF
                                THE GROUP POLICY



    Hartford intends to sell the Group Policy in all jurisdictions where it is licensed to do business. The Group Policy will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc.("HESCO"), or certain other registered Broker-Dealers. Any sales representative or employee will have been qualified to sell variable life insurance policies under applicable Federal and State laws. Each Broker-Dealer is registered with the SEC under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc. HESCO is the principal underwriter for the Group Policy. The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered Broker-Dealers is 6% of the premiums paid. In addition, expense allowances, service fees and asset-based trail commissions may be paid. The sales representative may be required to return all or a portion of the commissions paid if a Certificate terminates prior to the second Certificate Anniversary.


                          SAFEKEEPING OF THE SEPARATE
                                 ACCOUNT ASSETS


    The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's

26                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

blanket fidelity bond issued by Aetna Casualty and Surety Company, in the aggregate amount of $50 million, covering all of the officers and employees of Hartford.

                           FEDERAL TAX CONSIDERATIONS

                                    GENERAL


    SINCE THE TAX LAW IS COMPLEX AND SINCE TAX CONSEQUENCES WILL VARY ACCORDING TO THE ACTUAL STATUS OF THE OWNER INVOLVED AND THE TYPE OF PLAN UNDER WHICH THE GROUP POLICY IS PURCHASED, LEGAL AND TAX ADVICE MAY BE NEEDED BY A PERSON, TRUSTEE OR OTHER ENTITY CONTEMPLATING THE PURCHASE OF A GROUP POLICY DESCRIBED HEREIN.



    It should be understood that any detailed description of the Federal income tax consequences regarding the purchase of the Group Policy cannot be made in this Prospectus and that special tax rules may be applicable with respect to certain purchase situations not discussed herein. In addition, no attempt is made here to consider any applicable state or other tax laws. For detailed information, a qualified tax adviser should always be consulted. This discussion of Federal tax considerations is based upon Hartford's understanding of current Federal income tax laws as they are currently interpreted.



                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT



    The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Part 1 of Subchapter L of Chapter 1 of the Internal Revenue Code ("Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Investment Divisions) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Detailed Description of Certificate Benefits and Provisions -- Values Under the Certificate," on page 13). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Certificate.


    Hartford does not expect to incur any Federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon these expectations, no charge is currently being made to the Separate Account for Federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for taxes against the Separate Account.

                    INCOME TAXATION OF CERTIFICATE BENEFITS

    For Federal income tax purposes, the Certificates should be treated as life insurance policies under Section 7702 of the Code. The death benefit under a life insurance policy is excluded from the gross income of the Beneficiary. Also, a life insurance policy owner is not taxed on increments in the policy value until the policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 standards.


    During the first fifteen policy years, an "income first" rule generally applies to any distribution of cash that is required under Code Section 7702 because of a reduction in benefits under the Certificate.


    Hartford also believes that any Loan received under a Certificate will be treated as Debt of the Owner, and that no part of any Loan under a Certificate will constitute income to the Owner. A surrender or assignment of the Certificate may have tax consequences depending upon the circumstances. Owners should consult qualified tax advisers concerning the effect of such changes.

    Federal, state, and local estate tax, inheritance, and other tax consequences of ownership or receipt of Certificate proceeds depend on the circumstances of each Owner or Beneficiary.

    The Maturity Date Extension Rider allows an Owner to extend the Maturity Date to the date of the death of the Insured. Although Hartford believes that the Certificate will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, due to the lack of specific guidance on this issue, this result is not certain. If the Certificate is not treated as a life insurance contract for federal income tax purposes after the Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Owner should consult a competent tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.

                          MODIFIED ENDOWMENT CONTRACTS


    Code Section 7702A applies an additional test, the "seven-pay" test, to life insurance contracts. A modified endowment contract is a life insurance policy which satisfies the Section 7702 definition of life insurance but fails the seven-pay test of Section 7702A. A policy fails the seven-pay test if the accumulated amount paid into the Certificate at any time during the first seven Coverage Years exceeds the sum of the net level premiums that would have been paid up to that point if the Certificate provided for paid-up future benefits after the payment of seven level annual premiums.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   27
--------------------------------------------------------------------------------

Computational rules for the seven-pay test are described in Section 7702A(c).


    A policy that is classified as a modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, withdrawals and loans from a modified endowment policy are treated first as income, then as a recovery of basis. Taxable withdrawals are subject to a 10% additional tax, with certain exceptions. Generally, only distributions and loans made in the first year in which a policy becomes a modified endowment policy, and in subsequent years, are taxable. However, distributions and loans made in the two years prior to a policy's failing the seven-pay test are deemed to be in anticipation of failure and are subject to tax.


    If the Certificate satisfies the seven-pay test for seven years, distributions and loans made thereafter will not be subject to the modified endowment policy rules, unless the Certificate is changed materially. The seven-pay test will be applied anew at any time the Certificate undergoes a material change, which includes an increase in the Face Amount.

    All modified endowment policies that are issued within any calendar year to the same policy owner by one company or its affiliates shall be treated as one modified endowment policy for the purpose of determining the taxable portion of any loan or distribution.

    Hartford has instituted procedures to monitor whether a Certificate may become a modified endowment contract after issue.

                          DIVERSIFICATION REQUIREMENTS

    Section 817 of the Code provides that a variable life insurance policy (other than a pension plan policy) will not be treated as a life insurance policy for any period during which the investments made by the separate account underlying the policy are not adequately diversified in accordance with regulations prescribed by the Treasury. If a policy is not treated as a life insurance policy, the policy owner will be subject to income tax on the annual increases in cash value. The Treasury has issued diversification regulations which, among other things, generally require that no more than 55% of the value of the total assets of the segregated asset account (such as the Funds) underlying a variable contract is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In addition, in the case of government securities, each government agency or instrumentality shall be treated as a separate issuer. If the diversification standards are not met, non-pension policy owners will be subject to current tax on the increase in cash value in the policy.


    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, Hartford may comply within a reasonable period and avoid the taxation of policy income on an ongoing basis. However, either Hartford or Owner must agree to pay the tax due for the period during which the diversification standards were not met. The amount required to be paid shall be an amount based upon the tax that would have been owed by the policy owner if they were treated as receiving the income on the policy for such period or periods.


                         FEDERAL INCOME TAX WITHHOLDING

    If any amounts are deemed to be current taxable income to the Owner, such amounts will be subject to Federal income tax withholding and reporting, pursuant to Section 3405 of the Internal Revenue Code.

                            OTHER TAX CONSIDERATIONS

    Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Certificate ownership and distributions under federal, state and local law.

                               LEGAL PROCEEDINGS

    There are no material legal proceedings pending to which the Separate Account is a party.

                                    EXPERTS


    The audited statutory-basis financial statements included in this prospectus and elsewhere in the registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to said report on the statutory-basis financial statements of Hartford which states the statutory-basis financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

28                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

    The hypothetical illustrations included in this Prospectus and Registration Statement have been approved by Pauline Gyllenhammer, ASA, MAAA, Senior Actuarial Associate, are included in reliance upon her opinion as to their reasonableness.

                             REGISTRATION STATEMENT


    A registration statement has been filed with the SEC under the Securities Act of 1933, as amended. This Prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Separate Account, Hartford, the Group Policies and the Certificates.

               CONTENTS OF REGISTRATION STATEMENT
               ----------------------------------

This Registration Statement comprises the following papers and documents:

       The facing sheet.


       The prospectuses consisting of 58 pages.


       The undertaking to file reports.

       The Rule 484 undertaking.

       The signatures.

(1) The following exhibits included herewith correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2.


       (A1) Resolution of Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)


       (A2)   Not applicable.

       (A3a)  Principal Underwriting Agreement. (1)

       (A3b)  Form of Selling Agreements. (2)

       (A3c)  Not Applicable.

       (A4)   Not Applicable.

       (A5) Form of Certificate for Group Flexible Premium Variable Life Insurance Policy. (1)

       (A6a)  Charter of Hartford.

       (A6b)  Bylaws of Hartford.  (2)

       (A7)   Not Applicable.

-----------------

       (1) Incorporated by reference to the Initial Submission to the Registration Statement File No. 33-63731, filed on October 30, 1995.

       (2) Incorporated by reference to the Pre-Effective Amendment No. 1 to the Registration Statement File No. 33-63731, filed on May 21, 1996.

       (A8)   Not Applicable.

       (A9)   Not Applicable.

       (A10) Form of Enrollment Form for Certificate Issued Under Group Flexible Premium Variable Life Insurance Policies. 1

       (A11)  Memorandum describing transfer and redemption procedures. 1


(2) Opinion and Counsel of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.


(3) No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I.

(4)    Not applicable.

(5)    To be filed by amendment.

(6)    Financial Statement will be provided by amendment.


(7)    Power of Attorney.

                   REPRESENTATION OF REASONABLENESS OF FEES
                   ----------------------------------------

Hartford Life and Annuity Insurance Company ("Hartford") hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                          UNDERTAKING TO FILE REPORTS
                          ---------------------------

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

UNDERTAKINGS AND REPRESENTATIONS AS REQUIRED BY RULE 6e-3(T)
------------------------------------------------------------

1. ICMG Registered Variable Life Separate Account One meets the definition of "Separate Account" under Rule 6e-3(T).

2. Hartford undertakes to keep and make available to the Commission upon request any documents used to support the any representation in as to the reasonableness of fees.

                           UNDERTAKING ON INDEMNIFICATION
                           ------------------------------

Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat.
Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify only a director that was successful on the merits in a suit, under
Article VIII, Section 2 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant who are parties or threatened to be parties to a legal proceeding by reason of his being or having been a director or officer of the Registrant for any expenses if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the company, and with respect to criminal proceedings, had no reason to believe his conduct was unlawful. Unless otherwise mandated by a court, no indemnification shall be made if such officer or director is adjudged to be liable for negligence or misconduct in the performance of his duty to the Registrant.


Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                      SIGNATURES
                                      ----------


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be herewith affixed and attested, all in the city of Simsbury, and the State of Connecticut on the 17th day of February 1998.



                                   HARTFORD LIFE AND ANNUITY INSURANCE
                                   COMPANY ICMG REGISTERED VARIABLE LIFE
                                   SEPARATE ACCOUNT ONE
                                   (Registrant)

                                   By:   /s/ Gregory A. Boyko
                                       ---------------------------------------
                                       Gregory A. Boyko, Senior Vice President,
                                       Chief Financial Officer and Treasurer

                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                   (Depositor)

                                   By:   /s/ Gregory A. Boyko
                                       ---------------------------------------
                                       Gregory A. Boyko, Senior Vice President,
                                       Chief Financial Officer and Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


Gregory A. Boyko, Senior Vice
    President, Chief Financial Officer and
    Treasurer, Director *
Lynda Godkin, Senior Vice President
    General Counsel and Corporate
    Secretary, Director*
Thomas M. Marra, Executive Vice           *By:   /s/ Lynda Godkin
   President and Director , Individual           -----------------
   Life and Annuity Division, Director *         Lynda Godkin
Lowndes A. Smith, President and                  Attorney-In-Fact
   Chief Executive Officer,
   Director *                             Dated:  February 17, 1998
                                                  -----------------


(ICMG VUL)

                                   EXHIBIT INDEX
                                   --------------


(A6a)         Charter of Hartford


(2) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary

(7)           Power of Attorney